                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-effective Amendment No. 2
                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               Amendment No. 11

              AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                          (Exact Name of Registrant)

                      AMERICAN NATIONAL INSURANCE COMPANY
                           (Exact Name of Depositor)
                                One Moody Plaza
                            Galveston, Texas 77550
             (Address of Depositor's Principal Executive Offices)
                                (409) 763-4661
              (Depositor's Telephone Number, including Area Code)
            Rex Hemme                                     Jerry L. Adams
       Vice President, Actuary                     Greer, Herz & Adams, L.L.P.
    American National Insurance Company  With copy to:    One Moody Plaza
                                         ------------
          One Moody Plaza                              Galveston, Texas 77550
      Galveston, Texas 77550
                    (Name and Address of Agent for Service)

================================================================================

Declaration Required by Rule 24f-2(a)(1): An indefinite number of securities of
----------------------------------------
the Registrant has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Notice required by Rule
----------                                                               ----
24f-2(b)(1) has been filed in the Office of the Securities and Exchange
-----------
Commission on _____ for the Registrant's fiscal year ending December 31, 1998.

================================================================================

It is proposed that this filing will become effective (check appropriate box):
[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]  on (date) pursuant to paragraph (b) of Rule 485
[x]  60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ]  on (date) pursuant to paragraph (a)(i) of Rule 485
[ ]  75 days after filing pursuant to paragraph (a)(ii) of rule 485
[ ]  on (date) pursuant to paragraph (a)(ii) of rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment


Title of Securities Being Registered: Variable Annuity Contracts

                                  WEALTHQUEST
                              VARIABLE ANNUITY  II
                                   Issued by
                      AMERICAN NATIONAL INSURANCE COMPANY
                         HOME OFFICE - One Moody Plaza
                          Galveston, Texas 77550-7999
                                 1-800-306-2959

                              P R O S P E C T U S
                                  May 1, 1999

This prospectus describes an individual deferred variable annuity contract.

You can allocate your contract value to American National Variable Annuity Separate Account, which reflects the investment performance of mutual fund portfolios selected by you, and our Fixed Account which earns a guaranteed minimum rate. At this time, you can allocate your contract value to the following mutual fund portfolios:

 .    AMERICAN NATIONAL FUND
     .        Growth Portfolio
     .        Balanced Portfolio
     .        Managed Portfolio
     .        Money Market Portfolio

 .    FIDELITY FUNDS
     .        Asset Manager Portfolio
     .        Index 500 Portfolio
     .        Contrafund Portfolio
     .        Asset Manager: Growth Portfolio
     .        Growth Opportunities Portfolio

 .    T. ROWE PRICE FUNDS
     .        Equity Income Portfolio
     .        Mid-Cap Growth Portfolio
     .        International Stock Portfolio
     .        Limited-Term Bond Portfolio


 .    MFS FUND
     .        Value Series Portfolio
     .        Emerging Growth Series Portfolio
     .        Research Series Portfolio
     .        Growth With Income Series Portfolio

 .    VAN ECK FUND
     .        Worldwide Hard Assets Portfolio
     .        Worldwide Emerging Markets Portfolio

 .    FEDERATED FUND
     .        Utility Fund II Portfolio
     .        Growth Strategies Portfolio
     .        U.S. Government Bond Portfolio
     .        High Income Bond Portfolio
     .        Equity Income Fund II Portfolio

 .    LAZARD FUND
     .        Retirement Emerging Markets Portfolio
     .        Retirement Small Cap Portfolio


 .    MFS FUND
This prospectus contains information that you should know before purchasing a contract. Additional information about the contract is contained in a Statement of Additional Information ("SAI") filed with the Securities and Exchange Commission, which is incorporated by reference into this Prospectus. You may obtain a free copy of the SAI, which is dated the same date as this prospectus, by writing or calling us at our home office. The table of contents of the SAI is on page _____ of this prospectus.

This prospectus is valid only when accompanied by current prospectuses or prospectus profiles for the American National Fund, Fidelity Funds, T. Rowe Price Funds, MFS Fund, Van Eck Fund, Federated Fund, and Lazard Fund.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Interests in the Contract are not deposits or obligations of, or guaranteed or endorsed by any bank, nor is the Contract federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Contract involves investment risk, including possible loss of principal.

                     Please Read This Prospectus Carefully
                       and Keep It For Future Reference

TABLE OF CONTENTS

                                                                            PAGE
Glossary...................................................
Introduction...............................................
  What is the Purpose of the Contract?.....................
  What are my Investment Options?..........................
  How Do I Purchase a Contract?............................
  How Do I Allocate Purchase Payments?.....................
  Can I transfer Amounts Between the
  Investment Alternatives?.................................
  What is the Death Benefit Under the Contract?............
  Can I Get My Money if I Need It?.........................
  How Can I Receive Annuity Payments?......................
  What are the Charges and Deductions
  Under the Contract?......................................
  What are the Tax Consequences Associated
  With the Contract?.......................................
  If I have Questions, Where Can I Go?.....................
Contractowner Transaction Expenses.........................
  Sales Load as a percentage of Purchase Payments..........
  Deferred Sales Loan ("Surrender Charge").................
  Expenses During the Annuity Period.......................
Accumulation Unit Values...................................
Contract...................................................
  Type of Contract.........................................
  Contract Application and Purchase Payments...............
  Allocation of Purchase Payments..........................
  Crediting of Accumulation Units..........................
  Allocation of charges and Other Deductions...............
  To the Subaccounts and the Fixed Account.................
  Determining Accumulation Unit Values.....................
  Transfers Before Annuity Date............................
  Special Programs.........................................
Charges and Deductions Prior the Annuity Date..............
  Surrender Charge.........................................
  Other Charges............................................
Distributions Under the Contract...........................
Distributions Before the Annuity Date......................
  Surrenders...............................................
  Systematic Withdrawal Program............................
  Waiver of Surrender Charge...............................
  Death Benefit Before the Annuity Date....................
Distributions During the Annuity Period....................
  Election of Annuity Date and Form of Annuity.............
  Allocation of Benefits...................................

  Annuity Options..........................................
  Value of Variable Annuity Payments:......................
  Assumed Investment Rates.................................
The Company, Separate Account, Funds and
Fixed Account..............................................
  American National Insurance Company......................
  The Separate Account.....................................
  The Funds................................................
  Changes in Investment Options............................
Fixed Account..............................................
Federal Tax Matters........................................
     Introduction..........................................
     Tax Status of the Contracts...........................
     Taxation of Annuities in General......................
     Withdrawals...........................................
     Penalty Tax...........................................
     Annuity Payments......................................
     Taxation of Death Benefit Proceeds....................
     Transfers or Assignments of a Contract................
     Required Distributions................................
     Withholding...........................................
     Multiple Contracts....................................
     Exchanges.............................................
     Taxation of Qualified Contracts.......................
     Possible Changes in Taxation..........................
     All Contracts.........................................
Performance................................................
Distributor of the Contract................................
Legal Matters..............................................
Legal Proceedings..........................................
Experts....................................................
Additional Information.....................................
Financial Statements.......................................
Table of Contents of
Statement of Additional Information........................

GLOSSARY

Accumulation Period      The time between the date Accumulation Units are first
                         purchased by us and the earliest of (1) the Annuity
                         Date; (2) the date the Contract is surrendered; or (3) the date of the Contractowner's death .

Accumulation Unit        A unit used by us to calculate a Contract's value
                         during the Accumulation Period.

Accumulation Value       The sum of (1) the value of your Accumulation Units and
                         (2) value in the Fixed Account. American National Fund
                         American National Investment Accounts, Inc.

Annuitant                The person or persons who will receive annuity payments
                         involving life contingencies.

Annuity Date             The date annuity payments begin.

Annuity Period                     The time during which annuity payments are
                                   made.

Annuity Unit                       A unit used by us to calculate the dollar
                                   amount of annuity payments.

Company ("we","our" or "us")       American National Insurance Company

Contract                           The contract described in this Prospectus.

Contractowner ("You" or "Your")    Unless changed by notice to us, the
                                   Contractowner is as stated in the
                                   application.

Contract Anniversary               An anniversary of the date the Contract was
                                   issued.

Contract Year                      A one-year period commencing on either
                                   the date of issue or a Contract Anniversary.

Date of Issue                      The date a Contract is issued.

Eligible Portfolio                 A Portfolio which corresponds to a
                                   subaccount.

Federated Fund                     Federated Insurance Series

Fidelity Funds                     Variable Insurance Products Fund II and
                                   Variable Insurance Products Fund III

Fixed Account                      A part of our General Account which will
                                   accumulate interest at a fixed rate.

General Account                    All of our assets except those segregated in
                                   separate accounts.

Lazard Fund                        Lazard Retirement Series, Inc.

MFS Fund                           MFS Variable Insurance Trust

Non-Qualified Contract             A Contract issued in connection with a
                                   retirement plan that does not receive
                                   favorable tax treatment under the Internal
                                   Revenue Code.

Portfolio                          A series of a mutual fund designed to meet
                                   specified investment objectives.

Purchase Payment                   A payment made to us during the Accumulation
                                   Period less any premium tax charges.

Qualified Contract                 A Contract issued in connection with a
                                   retirement plan that receives favorable tax treatment under the Internal Revenue Code.

T. Rowe Price Funds                T. Rowe Price Equity Series, Inc., T. Rowe
                                   Price International Series, Inc. and T. Rowe
                                   Price Fixed Income Series, Inc.

Valuation Date                     The close of business on each day the New
                                   York Stock Exchange is open for regular
                                   trading.

Valuation Period                   The period between Valuation Dates.

Van Eck Fund                       Van Eck Worldwide Insurance Trust

Variable Annuity                   An annuity with payments that vary in dollar
                                   amount.

INTRODUCTION

WHAT IS THE PURPOSE OF THE CONTRACT?

     The Contract allows you to accumulate funds, on a tax-deferred basis, at rates that reflect the performance of investments you choose. You should use the Contract for retirement planning or other long-term goals.

WHAT ARE MY INVESTMENT OPTIONS?

     You can invest your Purchase Payments in one or more of the following subaccounts of the Separate Account, each of which invests exclusively in shares of a corresponding Eligible Portfolio:

 .    American National Growth
 .    American National Balanced
 .    American National Managed
 .    American National Money Market
 .    Fidelity Asset Manager
 .    Fidelity Index 500
 .    Fidelity Contrafund
 .    Fidelity Asset Manager: Growth
 .    Fidelity Growth Opportunities
 .    T. Rowe Price Equity Income
 .    T. Rowe Price Mid-Cap Growth
 .    T. Rowe Price International Stock
 .    T. Rowe Price Limited-Term Bond
 .    MFS Value Series
 .    MFS Emerging Growth Series
 .    MFS Research Series
 .    MFS Growth With Income Series
 .    Van Eck Worldwide Hard Assets
 .    Van Eck Worldwide Emerging Markets
 .    Federated Utility Fund II
 .    Federated Growth Strategies
 .    Federated U.S. Government Bond
 .    Federated High Income Bond
 .    Federated Equity Income Fund II
 .    Lazard Retirement Emerging Markets
 .    Lazard Retirement Small Cap

Each such subaccount and corresponding Eligible Portfolio has its own investment objective. Some of the Eligible Portfolios have similar investment objectives. (See "Funds" beginning on page ___.) There is no assurance that Eligible Portfolios will achieve their investment objectives. Accordingly, you could lose some or all of your Contract value.

     You can also invest in our Fixed Account.

HOW DO I PURCHASE A CONTRACT?

     You can purchase a Contract by completing an application and paying the minimum Purchase Payment to our home office. You must make at least a $5,000 minimum initial Purchase Payment and at least $2,000 subsequent Purchase Payments. We may change these amounts.

     Without our prior approval, the maximum Purchase Payment under a Contract is $1,000,000.

     For a limited time, usually ten days after you receive the Contract, you can return the Contract to our home office and receive a refund. (See "Contract Application and Purchase Payments" on page _____.)

     The contract is not available in some states. You should rely only on the information contained in this prospectus or to which you have been referred. We have not authorized anyone to provide you with information that is different.

HOW DO I ALLOCATE PURCHASE PAYMENTS?

     You can allocate your Purchase Payments among the 26 currently available subaccounts and the Fixed Account. You cannot allocate less than 1% of a Purchase Payment to any one investment option. The minimum initial deposit in any subaccount and the Fixed Account is $500.

CAN I TRANSFER AMOUNTS BETWEEN THE INVESTMENT ALTERNATIVES?

     You can make transfers between subaccounts and to our Fixed Account at any time. Transfers from our Fixed Account before the Annuity Date are limited. (See "Transfers Before Annuity Date" on page ____ for additional limitations.) Transfers from our Fixed Account after the Annuity Date are not permitted.
(See "Allocation of Benefits" on page ____ for additional limitations.)

     Before the Annuity Date, you can make twelve transfers each Contract Year at no charge. Additional transfers will be subject to a $10.00 exchange fee. Transfers after the Annuity Date are unlimited and free.

     You should periodically review your allocations among the subaccounts and the Fixed Account to make sure they fit your current situation and financial goals.

     You can make allocation changes in writing or by telephone if a telephone authorization form is on file with us. We will employ reasonable procedures to confirm that telephone instructions are genuine. If we follow those procedures, we will not be liable for losses due to unauthorized or fraudulent instructions. We may be liable for such losses if we do not follow those procedures.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT?

     If you or the Annuitant die before the Annuity Date, the death benefit will be at least the amount of the Accumulation Value on the date notice of death is received at our home office. The death benefit may be more. (See "Death Benefit Before Annuity Date" on page ____.)

CAN I GET MY MONEY IF I NEED IT?

     By written request to us, you can withdraw all or part of your Accumulation Value at any time before the Annuity Date. Such withdrawal may be subject to a Surrender Charge, an IRS penalty tax and income tax. If your contract was purchased in connection with a retirement plan, such withdrawal may also be subject to plan restrictions. Withdrawals from a Contract qualified under
Section 403(b) of the Internal Revenue Code may be restricted. (See "Qualified Contracts" under "Federal Tax Matters" at page ___.)

HOW CAN I RECEIVE ANNUITY PAYMENTS?
     You can choose from a number of annuity payment options, which include
 .    monthly payments for a number of years
 .    payments for life
 .    payments made jointly

     You can also choose to receive your Annuity Payments on a fixed or variable basis. Variable payments will increase or decrease based on the investment performance of the Eligible Portfolios and the declared rate paid by us on our Fixed Account. (See Annuity Options, page ____.)

WHAT ARE THE CHARGES AND DEDUCTIONS UNDER THE CONTRACT?

     We do not currently deduct a sales charge when you purchase your Contract. We may deduct a surrender charge up to 7% of Purchase Payments withdrawn.

     You will also be charged an annual contract fee of $35 unless

 .    all of your Accumulation Value is in the Fixed Account, or

 .    your Accumulation Value is greater than $50,000 on the last day of a
     Contract Year.

     We charge a daily amount equal, on an annual basis, to 1.15% of the Contract's daily Accumulation Value to meet our death benefit obligations and to pay on expenses not covered by the annual contract fee.

     We also charge a daily administrative fee equal, on an annual basis, to 0.10% of the Contract's daily Accumulation Value.

     Additional charges may be made by us for premium taxes when incurred.

WHAT ARE THE TAX CONSEQUENCES ASSOCIATED WITH THE CONTRACT?

     You are generally required to pay taxes on amounts earned in a Non-Qualified Contract only when they are withdrawn. When you take distributions or withdrawals from a Contract, taxable earnings are considered to be paid out first, followed by the investment in the Contract. All or a portion of each annuity payment you receive under a Non-Qualified Contract will be taxable.

     Distributions from a Contract are taxed as ordinary income. You may owe a 10% federal income tax penalty for distributions or withdrawals taken before age 59 1/2.

     You are generally required to pay taxes on all amounts withdrawn from a Qualified Contract because Purchase Payments were made with before-tax dollars. Restrictions and penalties may apply to withdrawals from Qualified Contracts. (See Federal Tax Matters, page ___.)

IF I HAVE QUESTIONS, WHERE CAN I GO?

     If you have any questions about the Contract, you can contact your registered representative or write or call us.

CONTRACTOWNER TRANSACTION EXPENSES

     The following table summarizes the charges we will make before the Annuity Date. The table also summarizes the fees and expenses of the Eligible Portfolios. You should consider this information with the information under the heading "Charges and Deductions Before Annuity Date" on page ____.

     For information concerning the fees and expenses charged during the Annuity Period, see "Expenses During the Annuity Period", page ___.

SALES LOAD AS A PERCENTAGE OF PURCHASE PAYMENTS    0%
DEFERRED SALES LOAD ("SURRENDER CHARGE")

 .    Free Withdrawal Amount

     In any Contract Year, you can withdraw the greater of (1) 10% of your Accumulation Value or (2) your Accumulation Value less total Purchase
     Payments free (the "Free Withdrawal Amount").   The portion of a withdrawal
     in excess of the Free Withdrawal Amount is a withdrawal of Purchase Payments and is subject to a Surrender Charge.

     When you make a withdrawal, we will calculate the percentage such withdrawal is of your Accumulation Value. We will reduce the first part of the formula for calculating the Free Withdrawal Amount (i.e., the 10% of Accumulation Value part) by that percentage and will use the reduced percentage in the formula for calculating the Free Withdrawal Amount for additional withdrawals in that same Contract Year.

     Assume you have $40,000 Accumulation Value, $38,000 of which represents total Purchase Payments and $2,000 of which represents Accumulation Value less total Purchase Payments.

     . Example 1 - Assume you want to withdraw $7,000. You can withdraw the greater of (1) 10% of your $40,000 Accumulation Value or (2) Accumulation Value minus total Purchase Payments with no Surrender Charge. Since 10% of your Accumulation Value, $4,000, is greater than Accumulation Value minus total Purchase Payments, $2,000, your Free Withdrawal Amount will be your $4,000. Accordingly, $4,000 of your withdrawal will be free. The remaining $3,000 is a withdrawal of Purchase Payments and will be subject to a Surrender Charge.

     . Example 2 - Assume you have made a $3,000 withdrawal and want to make an additional $5,000 withdrawal in the same Contract Year. The first withdrawal would have been free because it was less than the Free Withdrawal Amount. However, such withdrawal would have utilized a portion of the Free Withdrawal Amount available in that Contract Year. The first part of the formula for calculating the Free Withdrawal Amount will be reduced by 7.5%, which is the percentage the first surrender was of your Accumulation Value at that time. If there have been no additional Purchase Payments or increases in the amount by which your Accumulation Value exceeds your total Purchase Payments since the first withdrawal, the Free Withdrawal Amount for the second withdrawal will be the greater of (1) 2.5% of your Accumulation Value, which is $925.00 or (2) Accumulation Value minus total Purchase Payments, which is zero (0). Accordingly, $925 of your second withdrawal will be free. The remaining $4,075 will be a withdrawal of Purchase Payments and will be subject to a Surrender Charge.

 .    Calculation of Surrender Charges

     Surrender Charges vary depending on the number of Contract Years since the Purchase Payment being withdrawn was paid, on a first paid, first withdrawn basis. The Surrender Charge will be deducted from your Accumulation Value, if sufficient. If your Accumulation Value is not sufficient, your withdrawal will be reduced accordingly. Surrender Charges will be a percentage of each Purchase Payment or portion thereof withdrawn as illustrated in the following table:


       CONTRACT YEARS SINCE
             PURCHASE               APPLICABLE SURRENDER CHARGE
             PAYMENT                           AS A
               MADE                         PERCENTAGE

                1                                7.0
                2                                7.0
                3                                6.0
                4                                5.0
                5                                4.0
                6                                3.0
                7                                2.0
         8 and thereafter                        0.0

EXCHANGE FEE                                    $ 10
(THERE IS NO EXCHANGE FEE FOR
  THE FIRST 12 TRANSFERS)
Annual Contract Fee                             $ 35
SEPARATE ACCOUNT ANNUAL EXPENSES

(AS PERCENTAGE OF AVERAGE NET ASSETS)
Mortality Risk Fees                     0.80%
Expense Risk Fees                       0.35%
Administrative Asset Fees               0.10%
Total Separate Account
 Annual Expenses*                       1.25%

*Does not include $35 Annual Contract Fee

PORTFOLIO COMPANY ANNUAL EXPENSES
AMERICAN NATIONAL GROWTH PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees after
 reimbursement * **                     0.28%
Other Expenses                          0.59%
Total American National Growth Portfolio
 Annual Expenses                        0.87%

* Without reimbursement, management fees would have been 0.50% and the total portfolio annual expense would have been 1.09%.

AMERICAN NATIONAL BALANCED PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees after
 reimbursement * **                     0.10%
Other Expenses                          0.80%
Total American National Balanced Portfolio
 Annual Expenses                        0.90%

* Without reimbursement, management fees would have been 0.50% and the total portfolio annual expense would have been 1.30%.

AMERICAN NATIONAL MANAGED PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees after
 reimbursement * **                     0.33%
Other Expenses                          0.60%
Total American National Managed Portfolio
 Annual Expenses                        0.93%

* Without reimbursement, management fees would have been 0.50% and the total portfolio annual expense would have been 1.10%.

AMERICAN NATIONAL MONEY MARKET PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees after
 reimbursement * **                     0.14%
Other Expenses                          0.73%
Total Money Market Portfolio
 Annual Expenses                        0.87%

* Without reimbursement, management fees would have been 0.50% and the total portfolio annual expense would have been 1.23%.

**   Under its Administrative Service Agreement with American National
Investment Accounts, Inc., Securities Management and Research, Inc. ("SM&R"), the fund's Investment Adviser and Manager, has agreed to pay (or to reimburse each Portfolio for) each Portfolio's expenses (including the advisory fee and administrative service fee paid to SM&R, but exclusive of interest, commissions and other expenses incidental to portfolio transactions) in excess of 1.50% per year of such Portfolio's average daily net assets. In addition, SM&R has entered into a separate undertaking with the fund effective May 1, 1994 until April 30, 1999, pursuant to which SM&R has agreed to reimburse the American National Money Market Portfolio and the American National Growth Portfolio for expenses in excess of .87%; the American National Balanced Portfolio for expenses in excess of .90% and the American National Managed Portfolio for expenses in excess of
 .93%, of each of such Portfolios' average daily net assets during such period. SM&R is under no obligation to renew this undertaking for any Portfolio at the end of such period.

FIDELITY ASSET MANAGER PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                         0.55%
Other Expenses                          0.10%
Total Portfolio Annual Expenses**       0.65%

FIDELITY INDEX 500 PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                         0.24%
Other Expenses                          0.04%
Total Portfolio Annual Expenses*        0.28%

* The portfolio's expenses were voluntarily reduced by the portfolio's investment advisor. Absent reimbursement, management fee, other expenses and total expenses would have been 0.27%, 0.13% and 0.40% respectively.

FIDELITY CONTRAFUND PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees                                    0.60%
Other Expenses                                     0.11%
Total Portfolio Annual Expenses**                  0.74%

*FIDELITY ASSET MANAGER: GROWTH PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees                                    0.60%
Other Expenses                                     0.17%
Total Portfolio Annual Expenses**                  0.77%

* A portion of the brokerage commissions that certain of the Fidelity funds pay was used to reduce their expenses. In addition, certain of the Fidelity funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses presented in the table would have been .75% of the Asset manager Portfolio, .81% for Contrafund Portfolio, .87% for asset Manager: Growth Portfolio and .84% for Growth Opportunities Portfolio.

FIDELITY GROWTH OPPORTUNITIES PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                    0.60%
Other Expenses                                     0.14%
Total Portfolio Annual Expenses**                  0.74%

T. ROWE PRICE EQUITY INCOME PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees*                                   0.85%
Other Expenses                                     0.00%
Total Portfolio Annual Expenses                    0.85%

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees*                                   1.05%
Other Expenses                                     0.00%
Total Portfolio Annual Expenses                    1.05%

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees*                                   0.85%
Other Expenses                                     0.00%
Total Portfolio Annual Expenses                    0.85%

T. ROWE PRICE LIMITED - TERM BOND PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees*                                   0.70%
Other Expenses                                     0.00%
Total Portfolio Annual Expenses                    0.70%

*The management fee includes the ordinary expense of operating the fund.

MFS VALUE SERIES PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                    0.75%
Other Expenses (after fee reduction)               0.25%
Total Portfolio Annual Expenses*                   1.00%

*The portfolio's expenses were voluntarily reduced by the portfolio's investment advisor. Absent reimbursement, management fee, other expense and total expense would have been 0.75%, 1.33% and 2.08%, respectively.

MFS EMERGING GROWTH SERIES PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                    0.75%
Other Expenses                                     0.12%
Total Portfolio Annual Expenses                    0.87%

MFS RESEARCH SERIES PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                    0.75%
Other Expenses                                     0.13%
Total Portfolio Annual Expenses                    0.88%

MFS GROWTH WITH INCOME SERIES PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                    0.75%
Other Expenses                                     0.20%
Total Portfolio Annual Expenses*                   1.00%

*The portfolio's expenses were voluntarily reduced by the portfolio's investment advisor. Absent reimbursement, management fee, and other expenses and total expenses would have been 0.75%, 0.35% and 1.10%, respectively.

VAN ECK WORLDWIDE HARD ASSETS PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                    1.00%
Other Expenses                                     0.17%
Total Portfolio Annual Expenses                    1.17%

VAN ECK WORLDWIDE EMERGING MARKETS PORTFOLIO ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                    1.00%
Other Expenses                                     0.34%
Total Portfolio Annual Expenses                    1.34%

FEDERATED UTILITY FUND II PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees* (after waiver)                    0.48%
Other Expenses                                     0.37%
Total Portfolio Annual Expenses                    0.85%

*The total operating expenses would have been 1.12% absent the voluntary waiver of a portion of the management fee.

FEDERATED GROWTH STRATEGIES FUND II PORTFOLIO ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees* (after waiver)                    0.08%
Other Expenses                                     0.77%
Total Portfolio Annual Expenses                    0.85%

*The total operating expenses were 1.52% absent the voluntary waiver of a portion of the management fee.

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II PORTFOLIO ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees* (after waiver)                    0.15%
Other Expenses                                     0.65%
Total Portfolio Annual Expenses                    0.80%

*The total operating expenses were 1.25% absent the voluntary waiver of a portion of the management fee.

FEDERATED HIGH INCOME BOND FUND II PORTFOLIO ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees* (after waiver)                    0.51%
Other Expenses                                     0.25%
Total Portfolio Annual Expenses                    0.80%

*The total operating expenses would have been 0.89% absent the voluntary waiver of a portion of the management fee.

FEDERATED EQUITY INCOME FUND II PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees* (after waiver)                    0.00%
Other Expenses                                     0.85%
Total Portfolio Annual Expenses                    0.85%

*The total operating expenses would have been 2.29% absent the voluntary waiver of a portion of the management fee and the voluntary reimbursement of certain other operating expenses.

LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees*                                   1.00%
12b-1Fees*                                         0.25%
Other Expenses**                                   0.32%
Total Portfolio Annual Expenses                    1.57%

LAZARD RETIREMENT SMALL CAP PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                    0.75%
12b-1 Fees*                                        0.25%

Other Expenses**                                   0.07%
Total Portfolio Annual Expenses                    1.07%

*Shares of the Lazard retirement portfolios are subject to a Distribution and Servicing Plan, which is a so-called "12b-1 plan" adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940t. Under the Distribution and Servicing Plan, each portfolio pays Lazard Freres & Co. LLC ("Lazard Freres"), the distributor for the portfolio's shares, for advertising, marketing, and distributing the portfolio's shares and for the provision of certain services to contractowners with amounts invested in the portfolios at an annual rate of .25 of 1% of the portfolio's average daily assets. Lazard Freres may, in turn, make payments to insurance companies such as the Company (or affiliates of such insurance companies) that use the portfolios to fund their variable annuity and variable life insurance contracts, for providing services to contractowners or to certain financial institutions, securities dealers, and other industry professionals for providing services to participants in qualified pension and retirement plans that invest in the portfolios. The fees payable by each portfolio to Lazard Freres under the Distribution and Servicing Plan for its services and for payments to insurance companies and other third parties are payable without regard to actual expenses incurred. For a more complete description of the Distribution and Servicing Plan, see the prospectus for the Lazard Retirement Series.
**Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE:  DEFERRED CONTRACT

  If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets (regardless of whether the surrender proceeds are paid to the Contractowner, applied under the Systematic Withdrawal Program, or applied under an annuity option):

                                                  1      3      5     10
FUND                                             YEAR  YEARS  YEARS  YEARS
American National Growth Portfolio                $88   $130   $163   $263
American National Balanced Portfolio              $88   $130   $163   $263
American National Managed Portfolio               $88   $131   $164   $266
American National Money Market Portfolio          $89   $132   $166   $269
Fidelity Asset Manager Portfolio                  $85   $122   $148   $233
Fidelity Index 500 Portfolio                      $87   $126   $156   $250
Fidelity Contrafund Portfolio                     $82   $113   $133   $201
Fidelity Asset Manager: Growth Portfolio          $83   $114   $134   $203
Fidelity Growth Opportunities Portfolio           $85   $122   $148   $233
T. Rowe Price Equity Income Portfolio             $86   $126   $155   $246
T. Rowe Price International Stock Portfolio       $86   $125   $154   $244
T. Rowe Price Mid-Cap Growth Portfolio            $89   $132   $166   $269
T. Rowe Price Limited - Term Bond Portfolio       $87   $126   $156   $250
MFS Value Series Portfolio                        $88   $130   $163   $263
MFS Emerging Growth Series Portfolio              $88   $130   $163   $263
MFS Research Series Portfolio                     $88   $130   $163   $263
MFS Growth With Income Series Portfolio           $88   $130   $163   $263
Van Eck Worldwide Hard Assets Portfolio           $88   $130   $163   $263
Van Eck World Wide Emerging Markets
 Portfolio                                        $88   $130   $163   $263
Federated Utility Fund II Portfolio               $88   $130   $163   $263
Federated Growth Strategies Fund II Portfolio     $88   $130   $163   $263
Federated Fund for U.S. Government
  Securities II Portfolio                         $88   $130   $163   $263
Federated High Income Bond Fund II
    Portfolio                                     $88   $130   $163   $263
Federated Equity Income Fund II Portfolio         $88   $130   $163   $263
Lazard Retirement Emerging Markets
   Portfolio                                      $88   $130   $163   $263
Lazard Retirement Small Cap Portfolio             $88   $130   $163   $263

If you do not surrender your Contract, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets.

                                             1     3      5     10
FUND                                        YEAR  YEARS  YEARS  YEARS
American National Money Market Portfolio     $23    $72   $123   $263
American National Growth Portfolio           $23    $72   $123   $263
American National Balanced Portfolio         $24    $73   $124   $266
American National Managed Portfolio          $24    $73   $126   $269
VIP II Investment
 Grade Bond Portfolio                        $20    $63   $108   $233
VIP II Asset Manager
 Portfolio                                   $22    $68   $116   $250
VIP II Index 500 Portfolio                   $17    $54   $ 92   $201
VIP Money Market Portfolio                   $18    $54   $ 93   $203
VIP Equity-Income Portfolio                  $20    $63   $108   $233
VIP High Income Portfolio                    $22    $67   $115   $246

VIP Growth Portfolio                         $21    $66   $114   $244
VIP Overseas Portfolio                       $24    $73   $126   $269
VIP II Contrafund Portfolio                  $22    $68   $116   $250
VIP II Asset Manager:
 Growth Portfolio                            $23    $72   $123   $263

     You should not consider the examples as representative of past or future expenses. The examples do not include the deduction of state premium taxes assessed.

     The purpose of the preceding table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of the Separate Account and the Eligible Portfolios. The expenses shown above for the Eligible Portfolios are assessed at the underlying fund level and are not direct charges against the Separate Account's assets or reductions from Accumulation Value. These expenses are taken into consideration in computing each portfolio's net asset value, which is the share price used to calculate the value of an Accumulation Unit. Actual expenses may be more or less than shown. As required by the Securities and Exchange Commission, the example assumes a 5% annual rate of return. This hypothetical rate of return is not intended to be representative of past or future performance of an Eligible Portfolio. Annual Contract fees are deducted pro rata from each subaccount and our Fixed Account. For a more complete description of the various costs and expenses of the American National Fund, the Fidelity Funds, the T. Rowe Price Funds, the MFS Fund, the Van Eck Fund, the Federated Fund and the Lazard Fund, see their Prospectuses.

EXPENSES DURING THE ANNUITY PERIOD

     During the Annuity Period, we will charge the Separate Account a mortality and expense risk fee at an annual rate of 1.15%. We will also charge the Separate Account with the expenses of the Eligible Portfolios in which you have invested. No other fees or expenses are charged against the Contract during the Annuity Period.

ACCUMULATION UNIT VALUES

     The value of an Accumulation Unit outstanding throughout the period and the number of Accumulation Units outstanding for each subaccount are shown below.

                                                    YEAR ENDED DEC
                                                  1998         1997         1996
AMERICAN NATIONAL GROWTH PORTFOLIO
Accumulation unit value at beginning of period    $    1.456  $    1.255  $  0.990
Accumulation unit value at end of period          $    1.731  $    1.456  $  1.255
Number of accumulation units outstanding at
 end of period                                     1,622,115     911,104   326,360

AMERICAN NATIONAL MONEY MARKET PORTFOLIO
Accumulation unit value at beginning of period    $    1.066  $    1.036  $  1.000
Accumulation unit value at end of period          $    1.101  $    1.066  $  1.036
Number of accumulation units outstanding at
 end of period                                       195,843      32,515    10,421

AMERICAN NATIONAL BALANCED PORTFOLIO
Accumulation unit value at beginning of period    $    1.254  $    1.136  $  1.000
Accumulation unit value at end of period          $    1.469  $    1.254  $  1.136
Number of accumulation units outstanding at
 end of period                                       558,223     287,278    43,097

AMERICAN NATIONAL MANAGED PORTFOLIO
Accumulation unit value at beginning of period    $    1.458  $    1.255  $  0.990
Accumulation unit value at end of period          $    1.758  $    1.458  $  1.255
Number of accumulation units outstanding at
 end of period                                     1,937,161   1,100,338   275,204

FIDELITY ASSET MANAGER PORTFOLIO
Accumulation unit value at beginning of period    $    1.176  $    1.159  $  1.000
Accumulation unit value at end of period          $    1.263  $    1.176  $  1.159
Number of accumulation units outstanding at
 end of period                                        93,192      72,929    26,194

a Inception date April 20, 1994

FIDELITY INDEX 500 PORTFOLIO

Accumulation unit value at beginning of period    $    1.278  $    1.134  $  0.990

Accumulation unit value at end of period          $    1.518  $    1.278  $  1.134

Number of accumulation units outstanding at
 end of period                                       602,425   426,424   332,773

FIDELITY CONTRAFUND PORTFOLIO
Accumulation unit value at beginning of period    $    1.649  $  1.365  $  1.010
Accumulation unit value at end of period          $    2.154  $  1.649  $  1.365
Number of accumulation units outstanding at
 end of period                                     1,753,242   636,107    92,340

FIDELITY ASSET MANAGER: GROWTH PORTFOLIO
Accumulation unit value at beginning of period    $    1.087  $  1.049  $  1.010
Accumulation unit value at end of period          $    1.127  $  1.087  $  1.049
Number of accumulation units outstanding at
 end of period                                       774,056   179,947   382,247

FIDELITY GROWTH OPPORTUNTIES PORTFOLIO
Accumulation unit value at beginning of period    $    1.482  $  1.322  $  1.000
Accumulation unit value at end of period          $    1.869  $  1.482  $  1.322
Number of accumulation units outstanding at
 end of period                                     1,805,034   971,692   301,955

T. ROWE PRICE EQUITY INCOME PORTFOLIO
Accumulation unit value at beginning of period    $    1.334  $  1.189  $  1.000
Accumulation unit value at end of period          $    1.546  $  1.334  $  1.189
Number of accumulation units outstanding at
 end of period                                       365,784   259,931   126,513

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Accumulation unit value at beginning of period    $    1.513  $  1.341  $  1.010
Accumulation unit value at end of period          $    1.840  $  1.513  $  1.341
Number of accumulation units outstanding at
 end of period                                     1,263,215   895,058   281,102

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
Accumulation unit value at beginning of period    $    1.167  $  1.048  $  0.970
Accumulation unit value at end of period          $    1.283  $  1.167  $  1.048
Number of accumulation units outstanding at
 end of period                                       233,047   170,694   147,599

T. ROWE PRICE LIMITED - TERM BOND PORTFOLIO
Accumulation unit value at beginning of period    $    1.355  $  1.157  $  1.000 a
Accumulation unit value at end of period          $    1.657  $  1.355  $  1.157
Number of accumulation units outstanding at
 end of period                                       748,156   259,582    20,680

MFS VALUE SERIES PORTFOLIO
Accumulation unit value at beginning of period    $    1.207  $  1.024  $  1.000 a
Accumulation unit value at end of period          $    1.487  $  1.207  $  1.024
Number of accumulation units outstanding at
 end of period                                       441,436    34,541    24,995

a Inception date April 28, 1995

MFS EMERGING GROWTH SERIES PORTFOLIO

MFS RESEARCH SERIES PORTFOLIO

MFS GROWTH WITH INCOME SERIES PORTFOLIO

VAN ECK WORLDWIDE HARD ASSETS PORTFOLIO
VAN ECK WORLDWIDE EMERGING MARKETS PORTFOLIO

FEDERATED UTILITY FUND II PORTFOLIO

FEDERATED GROWTH STRATEGIES FUND II PORTFOLIO

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II PORTFOLIO

FEDERATED HIGH INCOME BOND FUND II PORTFOLIO

FEDERATED EQUITY INCOME FUND II PORTFOLIO

LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO

LAZARD RETIREMENT SMALL CAP PORTFOLIO


CONTRACT

TYPE OF CONTRACT

     This Prospectus offers an individual deferred variable annuity contract
providing for future annuity payments.   You can choose to vary your Purchase
Payments or pay a single Purchase Payment. The Contract can be either Qualified or Non-Qualified.

CONTRACT APPLICATION AND PURCHASE PAYMENTS

     To purchase a Contract, you must complete an application and send the minimum Purchase Payment to our home office. (See "Allocation of Purchase Payments", page ____.) If your application cannot be processed within five days after receipt, we will return your payment. We will credit your initial Purchase Payment to the Contract within two business days after a completed application is received at our home office.

     You have a "free look" period during which you can return the Contract to our home office and get a refund. The refund will equal the greater of (1) all of your Purchase Payments or (2) Accumulation Value plus charges deducted by us during such period. The "free look" period is established by state law and generally runs ten days after you receive a Contract. We require that Purchase Payments received by us during the 15-day period after the Date of Issue be allocated to the VIP Money Market Portfolio. Thereafter, amounts allocated to such subaccount and Purchase Payments paid are allocated as directed by you. No Surrender Charges are assessed on refunds.

ALLOCATION OF PURCHASE PAYMENTS

     After the "free look" period, Purchase Payments will be allocated to the subaccounts and the Fixed Account according to your instructions in the application. You can change these allocations at any time by written instruction to our home office or by telephone, if a properly completed telephone transfer authorization form is on file with us.

CREDITING OF ACCUMULATION UNITS

     Before the Annuity Date, Purchase Payments will be used to purchase Accumulation Units in subaccounts and be allocated to the Fixed Account as you have instructed. We will determine the number of Accumulation Units purchased by dividing the dollar amount of the Purchase Payment allocated to a subaccount by the Accumulation Unit value for that subaccount computed following such allocation.

ALLOCATION OF CHARGES AND OTHER DEDUCTIONS TO THE SUBACCOUNTS AND THE FIXED ACCOUNT

     Unless you allocated differently, deductions from the subaccounts and the Fixed Account will be made, pro rata, to the extent necessary for us to

 .    collect charges

 .    pay surrender value

 .    provide benefits

     We will immediately reinvest dividends and capital gain distributions received from an Eligible Portfolio at net asset value in shares of that Eligible Portfolio.

DETERMINING ACCUMULATION UNIT VALUES

     The Accumulation Unit value of each subaccount reflects the investment performance of that subaccount. Accumulation Unit value is calculated on each Valuation Date by:

 .    multiplying the per share net asset value of the corresponding Eligible
     Portfolio by the number of shares held by the subaccount, after the purchase or redemption of any shares on the Valuation Date;

 .    subtracting a charge for the administrative fee and the mortality and expense risk fee for that subaccount; and

 .    dividing by the number of units held in the subaccount on the Valuation
     Date, before the purchase or redemption of any units on that date.

We will calculate the Accumulation Unit value for each subaccount at the end of each Valuation Period. Investment performance of the Eligible Portfolios, their expenses and the deduction of certain charges by us affect the Accumulation Unit value for each subaccount.

TRANSFERS BEFORE ANNUITY DATE

     You can make transfers among the subaccounts and the Fixed Account subject to the following restrictions:

 .    Transfers from subaccounts must be at least $250, or the balance of the subaccount, if less.
 .    A subaccount must have a balance of at least $100 after a transfer.
 .    Transfers from the Fixed Account cannot exceed the greater of (1) 10% of the amount in the Fixed Account or (2) $1,000.
 .    The first twelve (12) transfers in a Contract Year are free. A $10.00 fee will be deducted from the amount transferred for each additional transfer. (See Exchange Fee, page ____.)

     We will make transfers and determine values on the later of (1) the date designated in your request or (2) the end of the Valuation Period in which your transfer request is received.

     We may revoke or modify the transfer privilege. For a discussion of transfers after the Annuity Date, see "Allocation of Benefits" at page ____.

SPECIAL PROGRAMS

 .    Dollar Cost Averaging Program - If you have at least $10,000 Accumulation
     Value in your Contract, you can instruct us to periodically transfer an amount or percentage from a subaccount or the Fixed Account to any subaccount(s) or the Fixed Account. The transfers can be monthly, quarterly, semi-annually or annually. The amount transferred each time must be at least $1,000. The minimum transfer to each subaccount must be at least $100.

     Dollar cost averaging results in the purchase of more Accumulation Units when Accumulation Unit Value is low, and fewer when Accumulation Unit value is high. There is no guarantee that dollar cost averaging will result in higher Accumulation Value or otherwise be successful.

 .    Asset Allocation Program - If you have at least $10,000 Accumulation Value in your Contract, you can instruct us to allocate Purchase Payments and Accumulation Value among the subaccounts and the Fixed Account in accordance with allocation instructions specified by you or recommended by us. We will periodically rebalance your investment by allocating Purchase Payments and transferring Accumulation Value among the subaccounts and the Fixed Account in conformity with your current allocation instructions. Rebalancing will be performed on a quarterly, semi-annual or annual basis as you specify. Transfers of Accumulation Value pursuant to this program will not be counted in determining whether the Exchange Fee described below applies.

     You can request participation in or discontinue such special programs at any time.

     There is no charge for participation in such special programs.

CHARGES AND DEDUCTIONS BEFORE ANNUITY DATE

SURRENDER CHARGE

     Since no sales charge is deducted from your Purchase Payments, a Surrender Charge may be imposed on withdrawals to cover expenses of distributing the Contract. (See "Deferred Sales Load ('Surrender Charge') on page ____.)

OTHER CHARGES

Your Contract is subject to certain other charges:

  .   Administrative Charges

  . A $35 annual contract fee for each Contract Year or portion thereof unless all of your Accumulation Value is in the Fixed Account or is greater than $50,000 on the last day of a Contract Year.
  .   An administrative asset fee charged daily at an annual rate of 0.10%.

  These fees are designed to reimburse us for the cost of administration and are not intended to produce a profit.

 . Premium Taxes

  Premium taxes (which presently range from 0% to 3.5%) will be deducted if assessed.

 .     Mortality and Expense Risk Fee

  We assume the risks that Annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that fees may not be sufficient to cover our actual costs. In assuming these risks, we agree to make annuity payments to the Annuitant or other payee for as long as he or she may live. In addition, we are at risk for the death benefits payable under the Contract, to the extent that the death benefit exceeds the Accumulation Value.

  For our promises to accept these risks, a 0.80% per annum Mortality Risk Fee and a 0.35% per annum Expense Risk Fee will be assessed daily against the Separate Account during both the Accumulation Period and Annuity Period. We could realize a gain or a loss from such fees depending on the mortality experiences and expenses actually incurred.

 .     Charges for Taxes

  None at present. We may, however, make a charge in the future if income or gains within the Separate Account incur federal, state or local taxes or if our tax treatment changes. Charges for such taxes, if any, would be deducted from the Separate Account and the Fixed Account. We would not realize a profit on such charges.

 .     Exchange Fee

  A $10.00 exchange fee is charged for transfers among the subaccounts and Fixed Account after twelve transfers per Contract Year. Such fee compensates us for the costs of effecting the transfers. We do not expect to make a profit from the exchange fee. The exchange fee will be deducted from the amount transferred.

DEDUCTION OF FEES

      Deductions for annual fees will be prorated among the subaccounts and the Fixed Account.

EXCEPTIONS TO CHARGES

      We may reduce charges in sales to a trustee, employer or similar entity if we determine that such sales reduce sales or administrative expenses. We also reduce charges in sales to directors, officers and bona fide full-time employees (and their spouses and minor children) of SM&R and the Company.

      The Contract may be sold directly, without compensation, to a registered representative, to employees, officers, directors, and trustees of the Company and our affiliated companies, and spouses and immediate family members (i.e., children, siblings, parents, and grandparents) of the foregoing, and to employees, officers, directors, trustees and registered representatives of any broker-dealer authorized to sell the Contract, and spouses and immediate family members of the foregoing. In such case, a Contract may be credited with some or all of the cost savings resulting from such direct sale, but only if such credit will not be unfairly discriminatory to any person.

DISTRIBUTIONS UNDER THE CONTRACT

DISTRIBUTIONS BEFORE ANNUITY DATE

SURRENDERS

      You can surrender your Contract, in whole or in part, before the Annuity Date subject to the following limitations:

 .     If a partial surrender would leave less than $1,000 Accumulation Value, the Contract must be fully surrendered.

 .     A partial surrender request should specify the allocation of that surrender among the subaccounts and the Fixed Account. If not specified, we will prorate the surrender among the subaccounts and the Fixed Account. Surrender Charges will be deducted from the Accumulation Value remaining after a partial surrender.

      The Accumulation Unit value for Surrenders will be the applicable Accumulation Unit value determined on the Valuation Date following receipt by us at our home office of your surrender request.

      Accumulation Value available upon full or partial surrenders can be determined by:

 .    multiplying the number of Accumulation Units for each subaccount times the
     Accumulation Unit value
 .    adding any Accumulation Value in the Fixed Account
 .    deducting prorata annual administrative fees and any surrender charge

     We expect to pay surrenders within seven days of receipt of your written request in proper form. We may delay payment of a partial surrender from the Fixed Account for up to six (6) months.

     Unless you provide us a written election not to have federal and state income taxes withheld, we are required by law to withhold such taxes from the taxable portion of any surrender, and to remit that amount to the federal and/or state government.

SYSTEMATIC WITHDRAWAL PROGRAM

     Under the Systematic Withdrawal Program, you can instruct us to make payments of a predetermined dollar amount of Accumulation Value from one or more subaccounts and the Fixed Account monthly, quarterly, semi-annually or annually. The total minimum systematic withdrawal payment is $100. The minimum systematic withdrawal from any one subaccount or the Fixed Account is $50. Systematic withdrawals can be started at any time. We must receive written notification from you specifying the amount and frequency and timing of payment. You can specify the subaccount from which systematic withdrawals will be made. If you do not specify, withdrawals will be taken prorata from each subaccount. Surrender Charges will apply.

     Because distributions may be taxable, you should consult your tax adviser before requesting systematic withdrawals. (See "Federal Tax Considerations," page ____.)

     Under the Systematic Withdrawal Program, you can participate in the Minimum Distributions Program by instructing us to calculate and make minimum distributions required if the Contract is used with a qualified plan. (See "Qualified Contracts," page ___.) We will determine the amount required to be distributed based on information you provide and choices you make. To participate in the Minimum Distributions Program, you must notify us of such election in writing in the calendar year during which you attain age 70 1/2. The Minimum Distributions Program is subject to all rules applicable to the Systematic Withdrawal Program. In addition, certain rules apply only to the Minimum Distributions Program. For a description of the requirements applicable to the Minimum Distributions Program, see "Minimum Distributions Program" in the State of Additional Information, page ___. Numerous special tax rules apply to Contractowners whose Contract is used with a qualified plan. You should consult a tax advisor before electing to participate in the Minimum Distributions Program.

WAIVER OF SURRENDER CHARGES

     We will waive Surrender Charges in the following situations:

 .    Nursing Home Waiver -The surrender charge will be waived upon written proof from a licensed physician that you have been confined in any of the following facilities for at least 60 consecutive days

     .    a hospital which

          -    is licensed or recognized by the state in which it is located

          - provides or operates diagnostic and major surgery facilities for medical care and treatment of injured and sick persons on an inpatient basis

          -    charges for its services

          - provides 24-hour nursing service by or under the supervision of a graduate registered nurse (R.N.)

     .    a convalescent care facility which

          - is licensed by the state in which it is located as a convalescent nursing facility, a skilled nursing facility, a convalescent hospital, a convalescent unit of a hospital, an intermediate care facility, or a custodial care facility

          - provides continuous nursing service by or under the supervision of a physician or a graduate registered nurse (R.N.)

          - maintains a daily record of each patient which is available for review by us

          - administers a planned program of observation and treatment by a physician in accordance with existing standards of medical practice

     .    a hospice facility which

          - is licensed, certified or registered by the state in which it is located as a hospice facility

          - provides a formal care program for terminally ill patients whose life expectancy is less than 6 months

          - provides services on an inpatient basis as directed by a physician

     This waiver is not available

     (1) if you are confined in a hospital, nursing home or hospice facility on the Date of Issue

     (2)  if the application is signed by power of attorney

     (3)  if you are more than age 80 on the Date of Issue

     (4) if you enter the hospital, convalescent care facility or hospice facility within 90 days from the Date of Issue

     (5) in connection with surrenders or withdrawals requested more than 90 days after the last day of confinement in such facility

 .    Disability Waiver - The surrender charge will be waived while you are physically disabled. Such waiver is subject to the following limitations

     . we require proof of disability, including written confirmation of receipt of Social Security Disability Benefits

     .    we will require proof of continued disability

     . we may have a Contractowner claiming disability examined by a licensed physician chosen by us

     This waiver is not available

     (1) if you are receiving Social Security Disability Benefits on the Date of Issue

     (2)  if you are age 65 or older

     (3)  in some states

 .    Involuntary Unemployment Waiver - We will waive the surrender charge while you are involuntarily unemployed. Such waiver is subject to the following limitations

     . you must furnish us a letter from a state Department of Labor indicating you were employed at least 60 days before the election of such waiver

     .    the waiver may be utilized  only once

     . the waiver is not available if any Contractowner or Annuitant is receiving unemployment benefits on the Date of Issue

     .    the waiver may not be available in some states

 .    Terminal Illness Waiver - We will waive the surrender charge if you are diagnosed with a terminal illness. We will require proof of such illness including written confirmation from a licensed physician chosen by us.

     This waiver is not available

     (1) if any Contractowner is diagnosed with a terminal illness before or on the Date of Issue

     (2)  in some states

DEATH BENEFIT BEFORE ANNUITY DATE

     If you or the Annuitant die before the Annuity Date, we will pay a death benefit equal to the greater of:

 .    Accumulation Value, or
 .    The Minimum Guaranteed Death Benefit.

     We recalculate the "minimum guaranteed death benefit" of your Contract each time you make a partial surrender and at the end of each six Contract Years. During the first six Contract Years, the minimum guaranteed death benefit will equal all Purchase Payments made less reductions to reflect partial surrenders, if any, during such period. In subsequent six Contract Year periods, the minimum guaranteed death benefit will equal the greater of:

     (1) the Accumulation Value at the end of the preceding six Contract Year period; or

     (2) the minimum guaranteed death benefit at the end of the preceding six Contract Year period, plus Purchase Payments made and minus reductions to reflect partial surrenders, if any, after such date.

     A reduction in the minimum guaranteed death benefit is made each time you make a partial surrender. The reduction is calculated by dividing the minimum guaranteed death benefit immediately before a partial surrender by the Accumulation Value on the same date and multiplying such amount times the amount of the partial surrender.

     Example 1 - Assume you have made $4,000 in total Purchase Payments during the first six Contract Year period and have made no partial surrenders. Your minimum guaranteed death benefit at the end of the first six Contract Year period would be

$4,000.

     Example 2 - Assume you make a $2,000 partial surrender in the third Contract Year of the first six Contract Year period, at which time you have made $4,000 in total Purchase Payments, and your Contract's Accumulation Value is $8,000. Your minimum guaranteed death benefit would be recalculated and reduced at the time of such partial surrender. The amount of such reduction would be $1,000 which is calculated by:

     . dividing the minimum guaranteed death benefit immediately before the partial surrender ($4,000) by Accumulation Value at that time ($8,000); and
     . multiplying such amount (.50) times the amount of the partial surrender ($2,000).

Your minimum guaranteed death benefit before the partial surrender ($4,000) would be reduced by the amount necessary to reflect the partial surrender ($1,000) which would result in a new minimum guaranteed death benefit of $3,000.

     Example 3 - Assume you make a $4,000 partial surrender in the second Contract Year of the second six Contract Year period. Assume further that you have made $1,000 in total Purchase Payments since the end of the first six Contract Year period; that your Contract Accumulation Value is $10,000 and that the minimum guaranteed death benefit at the end of the first six Contract Year period is $8,000. Your minimum guaranteed death benefit would be recalculated and reduced at the time of such partial surrender. The amount of such reduction would be $3,600 which is calculated by

     . dividing the minimum guaranteed death benefit immediately before the partial surrender ($9,000) ($8,000 for the minimum guaranteed death benefit at the end of the last six Contract Year period plus $1,000 in Purchase Payments made since the end of the last six Contract Year period) by Accumulation Value at that time ($10,000); and
     . multiplying such amount (.9) times the amount of the partial surrender ($4,000).

Your minimum guaranteed death benefit before the partial surrender ($9,000) would be reduced by the amount necessary to reflect the partial surrender ($3,600) which would result in a new minimum guaranteed death benefit of $5,400.

     We expect to pay the death benefit in a lump sum to the beneficiary named in the Contract within seven business days of receipt of proof of death in proper form.

     In lieu of payment in a lump sum, you can elect that the death benefit be applied under one of the annuity options described on page ___. If you do not make such election, the beneficiary can do so. The person selecting the annuity option settlement may also designate contingent beneficiaries to receive any amounts due after death of the first beneficiary. The manner in which annuity payments to the beneficiary are determined and may vary are described below under "Distributions During the Annuity Period".

DISTRIBUTIONS DURING THE ANNUITY PERIOD

     All or part of any amount payable at the Annuity Date may be applied to any of the Annuity Options. We will discharge in a single sum any liability under an assignment of the Contract and any applicable federal, state, municipal or other taxes, fees or assessments based on or predicated on the Purchase Payments which have not otherwise been deducted or offset. The remaining amount is the net sum payable. The minimum amount that we will apply to an Annuity Option is $5,000. Our consent is required for any payment to a corporation, association, partnership, or trustee.

ELECTION OF ANNUITY DATE AND FORM OF ANNUITY

 .    Non-Qualified Contracts - Annuity Date and form of annuity are elected in the application. A Contract cannot be purchased after the Annuitant's age 85 and annuity payments must begin not later than Annuitant's age 95.

 .    Qualified Contracts - Annuity Payment Date and form of annuity are elected in the application. A Contract cannot be purchased after age 85 and, under the Internal Revenue Code, annuity payments must begin not later than age 95, or in some cases, the later of April 1st of the calendar year following the calendar year in which the Annuitant reaches 70 1/2 or retires.

  If you have not elected an Annuity Date, we may automatically begin payments at age 95 under Option 2, Life Annuity with 120 monthly payments certain. (See "Federal Tax Matters" on page ___.)

  Once an annuity payment is made, the Annuity Option cannot be changed to another Annuity Option.

ALLOCATION OF BENEFITS

     Unless you elect to the contrary, the Accumulation Units of each subaccount will be changed to Annuity Units and applied to provide a Variable Annuity based on that subaccount.

     In lieu of this allocation, you may elect to transfer your Accumulation Units to either one or more Eligible Portfolios or to the Fixed Account. After the Annuity Date, you can only make twelve transfers among subaccounts each Contract year. You can transfer Annuity Units of one subaccount to Annuity Units of another subaccount and to the Fixed Account at any time other than during the five-day interval before and including any annuity payment date.

     No election can be made unless such election would produce an initial annuity payment of at least $100.

ANNUITY OPTIONS

The following annuity options are available.

 .    Option 1 - Life Annuity - monthly payments during the lifetime of an individual, ceasing with the last annuity payment due before the death of the individual. This option offers the maximum level of monthly annuity payments since there is no provision for a minimum number of annuity payments or a death benefit for beneficiaries. It would be possible under this option for an individual to receive only one annuity payment if death occurred before the due date of the second annuity payment, two if death occurred before the third annuity payment date, etc.

 .    Option 2 - Life Annuity with ten or 20 Years Certain - monthly payments during the lifetime of an individual with payments made for a period certain of not less than ten or 20 years, as elected. The annuity payments will be continued to a designated beneficiary until the end of the period certain.

 .    Option 3 - Unit Refund Life Annuity - monthly payments during the lifetime of an individual with annuity payments made for a period certain not less than the number of months determined by dividing (1) the amount applied under this option by (2) the amount of the first monthly annuity payment. This option guarantees that the Annuity Units, but not the dollar value applied under a Variable Annuity payout, will be repaid to the Annuitant or his beneficiary.

 .    Option 4 - Joint and Survivor Annuity - monthly payments during the joint lifetime of an individual and another named individual and thereafter during the lifetime of the survivor, ceasing with the last annuity payment due before the survivor's death. It would be possible under this option for only one annuity payment to be made if both individuals under the option died before the second annuity payment date, or only two annuity payments if both died before the third annuity payment date, etc.

 .    Option 5 - Installment Payments, Fixed Period - monthly payments for a specified number of years of at least 5, but not exceeding 30. The amount of each Variable Annuity payment will be determined by multiplying the Annuity Unit value on the day the annuity payment is made by the number of Annuity Units applied under this Option divided by the number of remaining monthly annuity payments.

 .    Option 6 - Equal Installment Payments, Fixed Amount - monthly installments
     (not less than $6.25 per $1,000 applied) until the amount applied, adjusted daily by the investment results, is exhausted. The final annuity payment will be the remaining sum left with us.

 .    Option 7 - Deposit Option - The amount due may be left on deposit with us for placement in our Fixed Account with interest not less than 3.0% per annum. Interest will be paid annually, semiannually, quarterly or monthly as elected. This option may not be available under certain Qualified Contracts.

 .    Any amount remaining under Option 5, 6 or 7 may be withdrawn as a lump sum or, if that amount is at least $5,000, may be applied under any one of the first four Options. The lump sum payment requested will be paid within seven days of receipt of the request at our home office based on the value computed on the next Valuation Date after receipt of the request.

 .    Other Annuity Forms - May be agreed upon.

     If the beneficiary dies while receiving annuity payments certain under Option 2, 3, 5, or 6 above, the present value of minimum guaranteed payments will be paid in a lump sum to the estate of the beneficiary.

VALUE OF VARIABLE ANNUITY PAYMENTS:
ASSUMED INVESTMENT RATES

     The annuity tables in the Contract used to calculate the annuity payments are based on an "assumed investment rate" of 3.0%. If the actual investment performance of the particular subaccount selected is such that the net investment return is 3.0% per annum, the annuity payments will remain constant. If the actual net investment return exceeds 3.0%, the annuity payments will increase. If the actual net investment return is less than 3.0%, the annuity payments will decline.

     Annuity payments will be greater for shorter guaranteed periods than for longer guaranteed periods. Annuity payments will be greater for life annuities than for joint and survivor annuities, because the life annuities are expected to be made for a shorter period.

     At your election, where state law permits, an Immediate Annuity Contract may provide annuity benefits based on an assumed investment rate other than 3.0%. The annuity rates for Immediate Annuity Contracts are available upon request to us.

ANNUITY PROVISIONS

     We determine non-qualified life contingent annuity payments based on the mortality table (1983 Table "a" with Projection Scale G, and 3.0% interest) which generally reflects the age and sex of the Annuitant and the type of annuity option selected. The annuity payment will also vary with the investment performance of Eligible Portfolios you choose.

     We determine qualified life contingent annuity payments based on the mortality table [1983 Table "a" (female) projected to 1993, and 3.0% interest] which generally reflects the age of the Annuitant and type of annuity option selected and will vary with the investment performance of Eligible Portfolios you choose. The attained age at settlement will be adjusted downward by one year for each full five-year period that has lapsed since January 1, 1993.

     Payment of surrender amounts, policy loans and benefits payable in connection with death, annuity payments and transfers may be postponed whenever:
(1) the NYSE is closed other than customary week-end and holiday closings, or trading on the NYSE is restricted as determined by the SEC; (2) the SEC by order permits postponement for the protection of the Contractowners; or (3) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets.

THE COMPANY, SEPARATE ACCOUNT, FUNDS AND FIXED ACCOUNT

AMERICAN NATIONAL INSURANCE COMPANY

     The Company is a stock life insurance company chartered in 1905 in the State of Texas. We write individual and group life, accident and health insurance and annuities. Our home office is located in the American National Insurance Building, One Moody Plaza, Galveston, Texas 77550-7999. The Moody Foundation, a charitable foundation, owns approximately 23.7% and the Libbie S. Moody Trust, a private trust, owns approximately 37.6% of our common stock

     We are regulated by the Texas Department of Insurance and are subject to the insurance laws and regulations of other states where we operate. Each year, we file a National Association of Insurance Commissioners convention blank with the Texas Department of Insurance. Such convention blank covers our operations and reports on our financial condition and the Separate Account's financial condition as of December 31 of the preceding year. Periodically, the Texas Department of Insurance examines and certifies the adequacy of the Separate Account's and our liabilities and reserves. A full examination of our operations is also conducted periodically by the National Association of Insurance Commissioners.

     We utilize systems that may be affected by Year 2000 transition issues. We rely on service providers, including the Eligible Portfolios, that may also be affected. We have developed and are implementing a Year 2000 transition plan and are confirming that our service providers are doing the same. We do not believe you will experience any negative effects under the Contract as a result of Year 2000 transition issues.

     Obligations under the Contract are our obligations.

THE SEPARATE ACCOUNT

     We established the Separate Account under Texas law on July 30, 1991. The Separate Account's assets are held exclusively for the benefit of persons entitled to payments under variable annuity contracts issued by us . We are the legal holder of the Separate Account's assets and will cause the total market value of such assets to be at least equal to the Separate Account's reserve and other contract liabilities. Such assets are held separate and apart from our General Account assets. We maintain records of all purchases and redemptions of shares of Eligible Portfolios by each of the subaccounts. Liabilities arising out of any other business we conduct cannot be charged against the assets of the Separate Account. Income, as well as both realized and unrealized gains or losses from the Separate Account's assets, is credited to or charged against the Separate Account without regard to income, gains or losses arising out of other business that we conduct. However, if the Separate Account's assets exceed its liabilities, the excess is available to cover the liabilities of our General Account.

     The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust, which is a type of investment company. Such registration does not involve any SEC supervision of management or investment policies or practices. There are currently 26 subaccounts within the Separate Account available to Contractowners and each invests only in a corresponding Eligible Portfolio.

     Since we are the legal holder of the Eligible Portfolio shares in the Separate Account, we have the right to vote such shares at shareholders' meetings. To the extent required by law, we will vote in accordance with instructions from Contractowners. The number of votes for which a Contractowner has the right to provide instructions will be determined as of the record date selected by the Board of Directors of the American National Fund, the Fidelity Funds, the T. Rowe Price Funds, the MFS Fund, the Van Eck Fund, the Federated Fund and the Lazard Fund. We will furnish you proper forms, materials and reports to enable you to give us instructions if you choose.

     The number of shares of an Eligible Portfolio for which you can give instructions is determined by dividing the Accumulation Value held in the corresponding subaccount by the net asset value of one share in such Eligible Portfolio. Fractional shares will be counted. Shares of an Eligible Portfolio held in a subaccount for which you have not given timely instructions and other shares held in a subaccount will be voted by us in the same proportion as those shares in that subaccount for which timely instructions are received. Voting instructions to abstain will be applied on a pro rata basis to reduce the votes eligible to be cast. Should applicable federal securities laws or regulations permit, we may vote shares of the Eligible Portfolios in our own right.

     The Separate Account is not the only separate account that invests in the Eligible Portfolios. Other separate accounts, including those funding other variable annuity contracts, variable life policies and other insurance contracts and retirement plans, invest in some of the Eligible Portfolios. We do not believe this results in any disadvantages to you. However, there is a theoretical possibility that a material conflict of interest could arise with owners of variable life insurance policies funded by the Separate Account and owners of other variable annuity contracts whose values are allocated to other separate accounts investing in the Eligible Portfolios. There is also a theoretical possibility that a material conflict could arise between the interests of Contractowners or owners of other contracts and the retirement plans which invest in the Eligible Portfolios or their participants. If a material conflict arises, we will take any necessary steps, including removing the Eligible Portfolio from the Separate Account, to resolve the matter. The Board of Directors of each Eligible Portfolio will monitor events in order to identify any material conflicts that may arise and determine what action, if any, to take in response to those events or conflicts. See the accompanying prospectuses for the Eligible Portfolios for more information.

THE FUNDS

     Each subaccount invests in shares of a corresponding Eligible Portfolio of the American National Fund, the Fidelity Funds, the T. Rowe Price Funds, the MFS Fund, the Van Eck Fund, the Federated Fund and the Lazard Fund. The investment objectives and policies of each Eligible Portfolio are summarized below. You will be notified of and have an opportunity to instruct us how to vote on any proposed material change in the investment policy of any Eligible Portfolio in which you have an interest.

 .    The American National Fund - currently has the following series or portfolios, each of which is an Eligible Portfolio:

     .    AN MONEY MARKET PORTFOLIO.... seeks the highest current income consistent with the preservation of capital and maintenance of liquidity.

     .    AN GROWTH PORTFOLIO....  seeks to achieve capital appreciation.

     .    AN BALANCED PORTFOLIO.... seeks to conserve principal, produce reasonable current income, and achieve long-term capital appreciation.

     .    AN MANAGED PORTFOLIO.... seeks to achieve growth of capital and/or current income.

     Securities Management and Research, Inc. ("SM&R") is the American National Fund's investment adviser. SM&R also provides investment advisory and portfolio management services to us and to other clients. SM&R maintains a staff of experienced investment personnel and related support facilities.

 .    The Fidelity Funds - currently have the following series or portfolios, each of which is an Eligible Portfolio:

     . FIDELITY ASSET MANAGER PORTFOLIO ... seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term instruments.

     . FIDELITY INDEX 500 PORTFOLIO ...seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500. The portfolio normally invests at least 80% of its assets in common stocks included in the S&P 500. The portfolio seeks the achieve a 98% or better correlation between its total return and the total return of the index.

     . FIDELITY CONTRAFUND PORTFOLIO ...seeks long-term capital appreciation. The portfolio normally invests primarily in common stocks. The portfolio invests in securities of companies whose value the portfolio believes is not fully recognized by the public.

     . FIDELITY ASSET MANAGER: GROWTH PORTFOLIO ...seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

     . FIDELITY GROWTH OPPORTUNITIES PORTFOLIO ...seeks to provide capital growth. The portfolio normally invests its assets primarily in common stocks. The portfolio may also invest in other types of securities, including bonds which may be lower-quality debt securities.

     The Fidelity Management & Research Company ("FMR") is the Fidelity Funds' investment adviser. FMR provides a number of mutual funds and other clients with investment research and portfolio management services. Fidelity Management & Research (U.K.) Inc. and Fidelity Management & Research (Far East), wholly-owned subsidiaries of FMR, provide research with respect to foreign securities. FMR maintains a large staff of experienced investment personnel and a full complement of related support facilities.

 .    The T. Rowe Price Funds - currently have ______ series or portfolios, the following 4 of which are Eligible Portfolios:

     .    T. ROWE PRICE EQUITY INCOME PORTFOLIO... .seeks to provide substantial dividend income as well as long-term growth of capital through investments in common stocks of established companies. The portfolio will normally invest at least 65% of its assets in the common stocks of well-established companies paying above-average dividends.

     . T. ROWE PRICE MID-CAP GROWTH PORTFOLIO... seeks to achieve long term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. The portfolio will invest at least 65% of its assets in diversified portfolio of common stocks of mid-cap companies whose earnings are expected to grow at a faster rate than the average company. The portfolio considers "mid-cap companies" as companies with market capitalizations (number of shares outstanding multiplied by share price) between $300 million and $5 billion. Most of the portfolio's assets will be invested in U. S. common stocks.

     . T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO...seeks to provide long-term growth of capital through investments primarily in common stocks of established non-U.S. companies. The portfolio expects to invest substantially all of the portfolio's assets (with a minimum of 65%) in established companies beyond U.S. borders. The portfolio's focus will typically be on large and, to a lesser extent, medium-sized companies.

     .    T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO... .seeks a high level of income consistent with modest price fluctuation by investing primarily in investment grade debt securities.

     T. Rowe Price Associates, Inc. is responsible for selection and management of the portfolio investments of T. Rowe Price Equity Securities and T. Rowe Price Fixed Income Securities. Rowe Price-Fleming International, Inc., a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited, is responsible for selection and management of the portfolio investments of T. Rowe Price International Series.

 .    The MFS Fund - currently have ______ series or portfolios, the following 3 of which are Eligible Portfolios:

     . MFS VALUE SERIES PORTFOLIO...seeks capital appreciation. Dividend income, if any, is a consideration incidental to the Series' objective of capital appreciation. While the Series' policy is to invest primarily in common stocks, it may seek appreciation in other types of securities such as fixed income securities (which may be unrated), convertible bonds, convertible preferred stocks and warrants when relative values make such purchases appear attractive either as individual issues or as types of securities in certain economic environments. The Series may invest in lower rated fixed income securities or comparable unrated securities.

     . MFS EMERGING GROWTH SERIES PORTFOLIO...seeks to provide long-term growth of capital through investing primarily in common stocks of emerging growth companies, which involves greater risk than is customarily associated with investments in more established companies. The Series may invest in a limited extent in lower rated fixed income securities or comparable unrated securities.

     . MFS RESEARCH SERIES PORTFOLIO...seeks to provide long-term growth of capital and future income by investing a substantial proportion of its assets in the common stocks or securities convertible into common stocks of companies believed to possess better than average prospects for long-term growth. No more than 5% of the Portfolio's convertible securities, if any, will consist of securities in lower rated categories or securities believed to be of similar quality to lower rated securities. The Portfolio may invest in a limited extent in lower rated fixed income securities or comparable unrated securities.

     . MFS GROWTH WITH INCOME SERIES PORTFOLIO... seeks to provide reasonable current income and long-term growth and income. Under normal market conditions, the Series will invest at least 65% of its assets in common stocks or securities convertible into common stocks that are believed to have long-term prospects for growth and income. The Series may also invest up to 75% of its net assets in foreign securities which are not traded on a U.S. exchange.

Massachusetts Financial Service Company is responsible for selection and management of the portfolio investments of the MFS Variable Series.

 .    The Van Eck Fund - currently has 4 series or portfolios, the following 2 of which are Eligible Portfolios:

     . VAN ECK WORLDWIDE HARD ASSETS PORTFOLIO (formerly Van Eck Gold and Natural Resources Portfolio)...seeks long-term capital appreciation by investing primarily in "Hard Asset Securities." Income is a secondary consideration. Hard Asset Securities include equity securities of "Hard Asset Companies" and securities, including structured notes, whose value is linked to the price of a Hard Asset commodity or a commodity index. "Hard Asset Companies" includes companies that are directly or indirectly (whether through supplier relationships, servicing agreements or otherwise) engaged to a significant extent in the exploration, development, production or distribution or one or more of the following (together "Hard Assets"): (1) precious metals,
          (2) ferrous and non-ferrous metals, (3) gas, petroleum, petrochemicals and other hydrocarbons, (4) forest products, (5) real estate and (6) other basic non-agricultural commodities.

     . VAN ECK WORLDWIDE EMERGING MARKETS PORTFOLIO...seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Associates Corporation serves as investment advisor and manages the investment operations of the Van Eck Portfolios and furnishes the Portfolios with a continuous investment program which includes determining which securities should be brought, sold or held.

 .    The Federated Fund - currently has ______ series or portfolios, the following 5 of which are Eligible Portfolios:

     . FEDERATED UTILITY FUND II PORTFOLIO...seeks to achieve high current income and moderate capital appreciation. The Portfolio invests primarily in equity and debt securities of utility companies.

     . FEDERATED GROWTH STRATEGIES PORTFOLIO...seeks capital appreciation. The Portfolio invests at least 65% of its assets in equity securities of companies with prospects for above average growth in earnings and dividends.

     . FEDERATED U.S. GOVERNMENT BOND PORTFOLIO...seeks current income by investing in a diversified portfolio limited to U.S. government securities.

     . FEDERATED HIGH INCOME BOND PORTFOLIO...seeks high current income. The Portfolio invests in fixed income securities which are lower rated corporate debt obligations, which are commonly referred to as "junk bonds." The risk in investing in junk bonds is described in the prospectus for the Insurance Management Series, which should be read carefully before investing.

     . FEDERATED EQUITY INCOME FUND II PORTFOLIO...seeks to provide above average income and capital appreciation by investing in income producing equity securities including common stocks, preferred stocks, and debt securities that are convertible into common stocks, in cash and cash items during times of unusual conditions to maintain liquidity. Cash items may include commercial paper, Europaper, certificates of deposit, obligations of the U.S. Government, repurchase agreements and other short-term instruments.

Federated Advisors makes all investment decisions for the Federated Insurance Series, subject to direction by the Federated insurance Series Trustees.

 .    The Lazard Fund - currently have ______ series or portfolios, the following
     2 of which are Eligible Portfolios:

     . LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO...seeks capital appreciation. This portfolio invests primarily in equity securities of non-United States issuers located, or doing significant business, in emerging market countries considered to be inexpensively priced relative to the return on total capital or equity.

     . LAZARD RETIREMENT SMALL CAP PORTFOLIO...seeks capital appreciation. This Portfolio invests primarily in equity securities of companies with market capitalization under $1 billion considered to be inexpensively priced relative to the return on total capital or equity.

Lazard Freres Asset Management serves as investment advisor and continually furnishes an investment program for each Portfolio consistent with its investment objectives and policies, including the purchase, retention and disposition of securities.

     THE ACCOMPANYING PROSPECTUSES SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS BEFORE INVESTING AND CONTAIN A FULL DESCRIPTION OF THE ABOVE FUNDS, THEIR INVESTMENT POLICIES AND RESTRICTIONS, RISKS, CHARGES AND EXPENSES AND OTHER ASPECTS OF THEIR OPERATION.

     We have arrangements to provide services to certain Eligible Portfolios for which the advisor or distributor of such portfolios pay us fees. The fees are based upon an annual percentage of the average aggregate net amount invested by us in such Eligible Portfolios. Some advisors or distributors pay us higher fees than others.

     The Eligible Portfolios and the mutual funds of which they are a part are sold only to registered separate accounts of insurance companies offering variable annuity and variable life insurance contracts and, in some cases, to certain qualified pension and retirement plans. The Eligible Portfolios and mutual funds are not sold to the general public and should not be mistaken for other mutual funds offered by the same sponsor or that have similar names.

CHANGES IN INVESTMENT OPTIONS

     We may establish additional subaccounts which would invest in portfolios of other mutual funds chosen by us. We may also, from time to time, discontinue the availability of existing subaccounts. If we do, we may, by appropriate endorsement, make such changes to the Contract as we believe are necessary or
appropriate.    In addition, if a subaccount is discontinued, we may redeem shares in the corresponding Eligible Portfolio and substitute shares of another mutual fund. We will not do so, or make other changes without prior notice to you and without complying with other applicable laws. Such laws may require approval by the SEC and the Texas Department of Insurance.

     If we deem it to be in your best interest, and subject to any required approvals, we may combine the Separate Account with another of our separate accounts.

FIXED ACCOUNT

     Before the Annuity Date, you can allocate all or a portion of your Purchase Payment to the Fixed Account. Subject to certain limitations, you can also transfer Accumulation Value from the subaccounts to the Fixed Account. Transfers from the Fixed Account to the subaccounts are restricted. (See Transfers Before Annuity Date, page ___.)

     Purchase Payments allocated to and transfers from a subaccount to the Fixed Account are placed in our General Account. We have sole discretion regarding the investment of and bear the investment risk with respect to the assets in our General Account. You bear the risk that the declared rate will fall to a lower rate after the expiration of a declared rate period. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 (the "'33 Act") and the General Account has not been registered as an investment company under the Investment Company Act of 1940 (the "'40 Act"). Accordingly, neither the General Account nor any interest therein is generally subject to the provisions of the '33 Act or '40 Act. We understand that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account portion of the Contract. However, disclosures regarding the Fixed Account portion of the Contract may be subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements made in prospectuses.

FEDERAL TAX MATTERS
THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT TAX ADVICE

INTRODUCTION

     The following summary describes some of the federal income tax rules that apply to a Contract. This summary is not complete and does not cover all tax situations. Special tax rules, not discussed here, may apply to certain individuals. This discussion is not tax advice. You should consult a competent tax adviser for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not know if these laws will change or how the Internal Revenue Service (the "IRS") will interpret them. Moreover, the discussion below does not consider any applicable state or other tax laws. We have included additional discussion regarding taxes in the Statement of Additional Information.

TAX STATUS OF THE CONTRACTS

     The following discussion assumes that the Contract will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information explains the requirements for qualifying as an annuity contract.

TAXATION OF ANNUITIES IN GENERAL

     If you are a natural person, you generally will not be taxed on increases in the Accumulation Value until you receive payments under the Contract. Any distribution of payments, including a full or partial surrender of a Contract, may subject you to income tax. If you assign or pledge (or agree to assign or pledge) any portion of a Contract's Accumulation Value, this generally will be considered a distribution of payments to you and may be taxable.

     Corporations, partnerships, trusts, and other entities that own a Contract generally must include in income increases in the excess of the Accumulation Value over the investment in the contract. There are some exceptions to this rule and such a prospective Contractowner should discuss these with a tax adviser.

     The "investment in the contract" generally equals the amount, if any, of Purchase Payments paid with after-tax dollars (that is, purchase payments that were not excluded from the individual's gross income).

     The following discussion applies to Contracts owned by natural persons.

WITHDRAWALS

     If you make a partial surrender from a Non-Qualified Contract (including Systematic Withdrawals), the amount received will be taxed as ordinary income, up to an amount equal to the excess (if any) of the Accumulation Value immediately before the distribution over the investment in the Contract at that time. In the case of a full surrender under a Non-Qualified Contract, the amount received generally will be taxable as ordinary income to the extent it exceeds the investment in the Contract.

PENALTY TAX

     For all distributions from Non-Qualified Contracts, there is a federal penalty tax equal to 10% of the amount treated as taxable income. However, in general, there is no penalty tax on distributions:

     .    made after the taxpayer reaches age 59 1/2;

     .    made as a result of the death of the Contractowner;

     .    attributable to the taxpayer becoming disabled; or

     . made as part of a series of substantially equal periodic payments for the life, or life expectancy, of the taxpayer.

There are other exceptions and special rules may apply to the exceptions listed above. You should consult a tax adviser with regard to exceptions from the penalty tax.

ANNUITY PAYMENTS

      Although the tax consequences may vary depending on the annuity payment method elected under the contract, generally only the portion of the annuity payment that represents the amount by which the Accumulation Value exceeds the investment in the contract will be taxed.

     .    For variable annuity payments, in general the taxable portion of each
              -------------------------
          annuity payment is determined by a formula which establishes a specific non-taxable dollar amount of each annuity payment. This dollar amount is determined by dividing the investment in the contract by the total number of expected annuity payments.

     .    For fixed annuity payments, in general there is no tax on the portion
              ----------------------
          of each annuity payment which reflects the ratio that the investment in the contract bears to the total expected value of annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable.

In all cases, after the investment in the Contract is recovered, the full amount of any additional annuity payments is taxable.

TAXATION OF DEATH BENEFIT PROCEEDS

     Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are taxable to the recipient as follows:

     . if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or

     . if distributed under an annuity option, they are taxed in the same way as annuity payments, as described above.

TRANSFERS OR ASSIGNMENTS OF A CONTRACT

     A transfer or assignment of a Contract, the designation of certain Annuitants, or the selection of certain Annuity Dates may result in tax consequences that are not discussed herein. You should consult a tax advisor as to the tax consequences of any such transaction.

REQUIRED DISTRIBUTIONS

     In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified annuity contract to contain certain provisions concerning how an interest in the contract is distributed on the owner's death. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We may modify the Contracts if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

WITHHOLDING

     Annuity distributions generally are subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions. Withholding is mandatory for certain Qualified Contracts.

MULTIPLE CONTRACTS

     All non-qualified, deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in income when a taxable distribution occurs. In addition, there may be other situations in which the U.S. Treasury Department may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner (it has authority to issue regulations on aggregating multiple contracts). Accordingly, you should consult a tax advisor before purchasing more than one annuity contract.

EXCHANGES

     Section 1035 of the Internal Revenue Code (the "Code") provides generally for tax-free exchanges of one annuity contract for another. A number of special rules and procedures apply to section 1035 exchanges. Anyone wishing to take advantage of section 1035 should consult a tax advisor.

TAXATION OF QUALIFIED CONTRACTS

     The Qualified Contracts are designed for retirement plans that qualify for special income tax treatment under Sections 401(a), 403(b), 408, (408A) or 457 of the Code. Certain requirements apply to the purchase of a Qualified Contract and to distributions therefrom in order for you to receive favorable tax treatment. The following discussion assumes that Qualified Contracts qualify for the intended special federal income tax treatment.

     The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. In general, adverse tax consequences may result from:

     .    contributions made in excess of specified limits;

     . distributions received prior to age 59 1/2 (subject to certain exceptions);

     . distributions that do not conform to specified commencement and minimum distribution rules;

     .    aggregate distributions in excess of a specified annual amount; and

     .    contributions or distributions made in other  circumstances.

     The terms and conditions of the retirement plans may limit the rights otherwise available to you under a Qualified Contract. You are responsible for determining that contributions, distributions and other transactions with
respect to a Qualified Contract comply with applicable law.   If you are
considering purchasing an annuity contract for use with any qualified retirement plan, you should get legal and tax advice.

     Distributions from Qualified Contracts

     Annuity payments from Qualified Contracts are generally taxed in the same manner as under a Non-Qualified Contract. When a withdrawal from a Qualified Contract occurs, all or some of the amount received is taxable. For Qualified Contracts, the investment in the contract can be zero; in that case, the full amount of all distributions would be taxable. Distributions from certain qualified plans are generally subject to mandatory withholding.

     For qualified plans under Sections 401(a), 403(b), and 457, the Code requires that distributions generally must begin by the later of April 1 of the calendar year following the calendar year in which the Contractowner (or plan participant): (a) reaches age 70 1/2; or (b) retires. Distributions must be made in a specified form and manner. If the participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the policy owner (or plan participant) reaches age 70 1/2. For Individual Retirement Annuities
(IRAs) described in Section 408 of the Code, distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the policy owner (or plan participant) reaches age 70 1/2.

     Corporate and Self-Employed Pension and Profit Sharing Plans

     Section 401(a) of the Code permits employers to establish retirement plans for employees and permits self-employed individuals to establish retirement plans for themselves and their employees. Adverse tax or other legal consequences to the plan, to the Plan Participant, or to both may result if this Contract is purchased by a 401(a) plan and later assigned or transferred to any individual. Employers intending to use the Contract with such plans should consult a tax advisor.

     Tax Sheltered Annuities

     Under Code Section 403(b), public school systems and certain tax-exempt organizations may purchase annuity contracts for their employees. Generally, payments to Section 403(b) annuity contracts will be excluded from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. Under Section 403(b) annuity contracts, the following amounts may only be distributed upon death of the employee, attainment of age 59-1/2, separation from service, disability, or financial hardship:

     (a) elective contributions made in years beginning after December 31, 1988;

     (b)  earnings on those contributions; and


     (c) earnings in such years on amounts held as of the last year beginning before January 1, 1989.

In addition, income attributable to elective contributions may not be distributed in the case of hardship.

     Individual Retirement Annuities

     Section 408 of the Code permits certain eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." Section 408 of the Code limits the amount which may be contributed to an IRA each year to the lesser of $2,000 or 100% of the Contractowner's adjusted gross income. These contributions may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

     [ROTH IRAS. EFFECTIVE JANUARY 1, 1998, SECTION 408A OF THE CODE PERMITS CERTAIN ELIGIBLE INDIVIDUALS TO CONTRIBUTE TO A ROTH IRA. CONTRIBUTIONS TO A ROTH IRA, WHICH ARE SUBJECT TO CERTAIN LIMITATIONS, ARE NOT DEDUCTIBLE, AND MUST BE MADE IN CASH OR AS A ROLLOVER OR TRANSFER FROM ANOTHER IRA. A ROLLOVER FROM OR CONVERSION OF AN IRA TO A ROTH IRA MAY BE SUBJECT TO TAX, AND OTHER SPECIAL RULES MAY APPLY. DISTRIBUTIONS FROM A ROTH IRA GENERALLY ARE NOT TAXED, EXCEPT THAT, ONCE AGGREGATE DISTRIBUTIONS EXCEED CONTRIBUTIONS TO THE ROTH IRA, INCOME TAX AND A 10% PENALTY TAX MAY APPLY TO DISTRIBUTIONS MADE (1) BEFORE AGE 59 1/2 (SUBJECT TO CERTAIN EXCEPTIONS) OR (2) DURING THE FIVE TAXABLE YEARS STARTING WITH THE YEAR IN WHICH THE FIRST CONTRIBUTION IS MADE TO THE ROTH IRA.]

     SIMPLE INDIVIDUAL RETIREMENT ANNUITIES

     Certain small employers may establish SIMPLE plans (Savings Incentive Match Plans) as provided by Section 408(p) of the Code. Under these plans employees may defer a percentage of compensation of up to certain dollar amount. The sponsoring employer is required to make a matching contribution. Distributions from a SIMPLE plan are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, distributions prior to age 59 1/2 are subject to a 10% penalty tax, which increases to 25% if the distribution occurs during the first two years the employee participates in the plan.

     Deferred Compensation Plans

     Section 457 of the Code provides for certain deferred compensation plans available with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax-exempt organizations. These plans are subject to various restrictions on contributions and distributions. Under non-governmental plans, all amounts are subject to the claims of general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, distributions from a deferred compensation plan are prohibited unless made after the Plan Participant attains age 70 1/2, separates from service, dies, or suffers an unforeseeable financial emergency. Distributions under these plans are taxable as ordinary income in the year paid or made available. Adverse tax consequences may result from certain distributions that do not conform to applicable commencement and minimum distribution rules.

POSSIBLE CHANGES IN TAXATION

     Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or other means (such as U.S. Treasury Department regulations, Internal Revenue Service revenue rulings, and judicial decisions). It is possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax advisor regarding such developments and their effect on the Contract.

ALL CONTRACTS

     As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules may apply with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Contractowner or recipient of a distribution. A tax adviser should be consulted for further information.

PERFORMANCE

     Performance information for the subaccounts may appear in reports and advertising to current and prospective Contractowners. The performance information is based on historical investment experience of the subaccounts and the Eligible Portfolios and does not indicate or represent future performance.

     Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Eligible Portfolio share prices, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable annuity charges (including any contingent deferred sales charges that would apply if a Contractowner surrendered the Contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contractual charges such as a contingent deferred sales load. The total return percentage will be higher under this method than under the standard method described above.

     A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a subaccount's returns, you should recognize that they are not the same as actual year-by-year results.

     Some subaccounts may also advertise yield. These measures reflect the income generated by an investment in the subaccount over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses or the contingent deferred sales load.

     The VIP Money Market subaccount and the American National Money Market subaccount may advertise their current and effective yield. Current yield reflects the income generated by an investment in the subaccount over a 7-day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested.

DISTRIBUTOR OF THE CONTRACT

     Securities Management and Research, Inc. ("SM&R"), 2450 South Shore Boulevard, Suite 400, League City, Texas 77573, our wholly-owned subsidiary, is the principal underwriter of the Contract. SM&R was organized under the laws of the State of Florida in 1964; is a registered broker/dealer; and is a member of the National Association of Securities Dealers.

     SM&R's registered representatives selling a Contract will receive commissions from SM&R. After issuance of the Contract, broker-dealers will receive commissions aggregating up to 8.0% of the Purchase Payments. In addition, after the first Contract Year, broker-dealers who have distribution agreements with us may receive an annual commission of up to 0.25% of the Contract's Accumulation Value.

LEGAL MATTERS

     Various matters of Texas law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Texas insurance law, have been reviewed by Greer, Herz and Adams, LLP, General Counsel.

LEGAL PROCEEDINGS

     The Company and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe at the present time no lawsuits are pending or threatened that are reasonably likely to have a material adverse impact on the Separate Account or us.

EXPERTS

     The consolidated financial statements of the Company and subsidiaries as of December 31, 1998 and 1997 and for the years then ended, and the statements of net assets of American National Variable Annuity Separate Account as of December 31, 1998 and the related statements of operations for the year then ended, included in this prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports.

ADDITIONAL INFORMATION

     A registration statement describing the Contract has been filed with the Securities and Exchange Commission, under the Securities Act of 1933. This Prospectus does not contain all information in the registration statement, to which reference is made for further information concerning us, the Separate Account and the Contract offered hereby. The omitted information may be obtained at the SEC's principal office in Washington, D.C. by paying the SEC's prescribed fees. Statements contained in this Prospectus as to the terms of the Contract and other legal instruments are summaries. For a complete statement of such terms reference is made to such instruments as filed.

FINANCIAL STATEMENTS

     Our financial statements should be considered only as bearing on our ability to meet our obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account. The financial statements can be found in the Statement of Additional Information.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                            PAGE
The Contract...............................................................
Valuation of Accumulation Units............................................
  Computation of Variable Annuity Payments.................................
  Annuity Unit Value.......................................................
  Summary..................................................................
Exceptions to Charges......................................................

Assignment.................................................................
Minimum Distributions Program..............................................
Distribution of the Contracts..............................................
Tax Matters................................................................
Records and Reports........................................................
Performance................................................................
  Total Return.............................................................
  Other Total Returns......................................................
  Yields...................................................................
State Law Differences......................................................
Separate Account...........................................................
Termination of Participating Agreements....................................
Financial Statements.......................................................
Financials.................................................................

                     AMERICAN NATIONAL VARIABLE ANNUITY II


                      STATEMENT OF ADDITIONAL INFORMATION
                          relating to the Prospectus
                             dated April 30, 1999


                                   Issued by
                      AMERICAN NATIONAL INSURANCE COMPANY
                                One Moody Plaza
                          Galveston, Texas 77550-7999
                                1-800-306-2959


                                   CUSTODIAN
                      American National Insurance Company
                                One Moody Plaza
                          Galveston, Texas 77550-7999


                                  UNDERWRITER
                   Securities Management and Research, Inc.
                     2450 South Shore Boulevard, Suite 400
                           League City, Texas 77573


                             INDEPENDENT AUDITORS
                              Arthur Andersen LLP
                           711 Louisiana, Suite 1300
                           Houston, Texas 77002-2786

   This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Prospectus for the Contract.

              AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                      STATEMENT OF ADDITIONAL INFORMATION

                                 April 30, 1999


   This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Variable Annuity Contract II ("the Contract") offered by American National Insurance Company ("American National"). You may obtain a copy of the Prospectus dated April 30,1999, by calling 1-800-306-2959, or writing to American National Insurance Company, One Moody Plaza, Galveston, Texas 77550-7999. Terms used in the current prospectus for the Contract are incorporated in this Statement. All terms not specifically defined in this statement shall have the meaning set forth in the current prospectus.

TABLE OF CONTENTS


Page


The Contract...................................................

Valuation of Accumulation Units................................

   Computation of Variable Annuity Payments....................

   Annuity Unit Value..........................................

   Summary.....................................................

Exceptions to Charges..........................................

Assignment.....................................................

Minimum Distributions Program..................................

Distribution of the Contracts..................................

Tax Matters....................................................

Records and Reports............................................

Performance....................................................

   Total Return................................................

   Other Total Returns.........................................

   Yields......................................................

State Law Differences..........................................

Separate Account...............................................

Termination of Participating Agreements........................

Financial Statements...........................................

Financials.....................................................

THE CONTRACT

     The following provides additional information about the Contract which supplements the description in the prospectus and which may be of interest to some Contractowners.


VALUATION OF ACCUMULATION UNITS

     The Accumulation Unit Value for a Subaccount on any day is equal to (a) divided by (b), where (a) is the net asset value of the corresponding Eligible Portfolio of the underlying fund owned by each Subaccount less any applicable deductions and (b) is the number of Accumulation Units of that subaccount at the beginning of that day.


COMPUTATION OF VARIABLE ANNUITY PAYMENTS

     The amount of the first variable annuity payment to the Annuitant will depend on the amount of his/her Accumulation Value applied to effect the variable annuity as of the tenth day immediately preceding the date annuity payments commence, the amount of any premium tax owed (if applicable), the annuity option selected, and the age of the Annuitant. The Contract contains tables indicating the dollar amount of the first annuity payment under annuity options 1, 2, 3, and 4 for each $1,000 of Accumulation Value at various ages. These tables are based upon the 1983 Table "a" (promulgated by the Society of Actuaries) and an Assumed Investment Rate (the "AIR") of 3.0% per annum.

     In any subsequent month, the dollar amount of the variable annuity payment is determined by multiplying the number of annuity units in the applicable division(s) by the value of such annuity unit on the tenth day preceding the due date of such payment. The annuity unit value will increase or decrease in proportion to the net investment return of the division(s) underlying the variable annuity since the date of the previous annuity payment, less an adjustment to neutralize the 3.0% or other AIR referred to above.

     Therefore, the dollar amount of variable annuity payments after the first will vary with the amount by which the net investment return is greater or less than the 3.0% (or other AIR) per annum. For example, assuming a 3.5% AIR, if an Eligible Portfolio has a cumulative net investment return of 5% over a one year period, the first annuity payment in the next year will be approximately 1.5 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Eligible Portfolio.

     If such net investment return is 1% over a one year period, the first annuity payment in the next year will be approximately 2.5 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable division.

ANNUITY UNIT VALUE

     The value of an annuity unit is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for shares of Eligible Portfolios and other assets and liabilities. The following illustrations show, by use of hypothetical examples, the method of determining the annuity unit value and the amount of variable annuity payments.

ILLUSTRATION: CALCULATION OF ANNUITY UNIT VALUE

Annuity at age 65: Life with 120 payments certain


   1.    Annuity unit value, beginning of period   $  .980000

   2.    Net investment factor for Period            1.001046

   3.    Daily adjustment for 3.0% Assumed Investment Rate        .999919

   4.    (2) x (3)                                               1.000965

   5.    Annuity unit value, end of period (1) x (4)         $    .980946

ILLUSTRATION: ANNUITY PAYMENTS
Annuity at age 65: Life with 120 payments certain

    1.   Number of accumulation units at annuity date           10,000.00

    2.   Accumulation Unit value
         (10 days prior to date of first monthly payment)    $   1.800000

    3.   Accumulation Value of Contract (1) x (2)            $  18,000.00

    4.   First monthly annuity payment per
         $1,000 of Accumulation Value                                5.63

    5.   First monthly annuity payment (3) x (4) / 1,000     $     101.34

    6.   Annuity Unit value
         (10 days prior to date of first monthly payment)    $    .980000

    7.   Number of annuity units (5) / (6)                        103.408

    8.   Assume annuity unit value for
         second month equal to                               $    .997000

    9.   Second monthly annuity payment (7) x (8)            $     103.10

   10.   Assume annuity unit value for
         third month equal to                                $    .953000

   11.   Third monthly annuity payment (7) x (10)            $      98.55

SUMMARY

     In conclusion, for a variable annuity the key element to pricing the annuity is unknown; there is no interest rate guarantee made and interest credited will depend upon actual future results. The technique used to overcome this obstacle is the calculation of the premium for the annuity using an AIR. The initial variable annuity payment is based upon this premium; subsequent payments will increase or decrease depending upon the relationship between the AIR and the actual investment performance of Eligible Portfolios to be passed to the annuitant. Suppose an Eligible Portfolio showed a monthly return of 1% after the first month, the participant's second monthly payment would be (assuming 30 days between payments):

               $100 x [1.01/(1.03) /30/365/] = $100.75

We have shown that the AIR methodology means that at each payment date the value in a participant's annuity is updated to reflect actual investment results to date, but continued assumption of the AIR for the remainder of the annuity period.

EXCEPTIONS TO CHARGES

     The surrender charges, mortality and expense risk fees and administrative charges may be reduced for, or additional amounts credited on, sales of Contracts to a trustee, employer, or similar entity representing a group where American National determines that such sales result in savings of sales or administrative expenses. In addition, directors, officers and bona fide full-time employees (and their spouses and minor children) of SM&R and American National are permitted to purchase Contracts with substantial reduction of the surrender charges, mortality and expense risk fees, or administrative charges.

     The Contract may be sold directly, without compensation, to a registered representative, to employees, officers, directors, and trustees of American National and its affiliated companies, and spouses and immediate family members (i.e., children, siblings, parents, and grandparents) of the foregoing, and to employees, officers, directors, trustees and registered representatives of any broker-dealer authorized to sell the Contracts, and spouses and immediate family members of the foregoing. If sold under these circumstances, a Contract may be credited with in part or in whole any cost savings resulting from the Contract being sold directly, rather than through an agent with an associated commission, but only if such credit will not be unfairly discriminatory to any person.

ASSIGNMENT

     The Contract may be assigned by the Contractowner except when issued to plans or trusts qualified under Section 403(b) or 408 of the Internal Revenue Code. 401(k) Contracts are not assignable.

MINIMUM DISTRIBUTIONS PROGRAM

     Under the Systematic Withdrawal Program, the Contractowner can elect to participate in the "Minimum Distributions Program" by instructing American National to calculate and make minimum distributions that may be required if the Contract is used with a tax qualified plan. American National calculates such amounts assuming the minimum distribution amount is based soley on the value of the Contractowner's Contract. However, the required minimum distribution amounts applicable to the Contractowner's particular situation may depend on other annuities, savings, or investments of which American National is not aware, so that the required amount may be greater than the minimum distribution amount American National calculates based on the Contractowner's Contract. The Minimum Distributions Program is subject to all the rules applicable to the Systematic Withdrawal Program. In addition, certain rules apply only to the Minimum Distributions Program. These rules are described below.

     In order to participate in the Minimum Distributions Program, the Contractowner must notify American National of such election in writing in the calendar year in which the Contractowner attains age 70 1/2. If the Contractowner is taking payments under the Systematic Withdrawal Program when the Minimum Distributions Program is elected, the existing Systematic Withdrawal Program will be discontinued.

     American National will determine the amount that is required to be distributed from a Contract each year based on the information provided by the Contractowner and elections made by the Contractowner. The Contractowner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis, or on a joint life basis. American National calculates a required distribution amount each year based on the Internal Revenue Code's minimum distribution rules.

     Minimum Distributions Program is based on American National's understanding of the present federal income tax laws, as they are currently interpreted by the IRS. Numerous special tax rules apply to Contractowners whose Contracts are used with qualified plans. Contractowners should consult a tax advisor before electing to participate in the Minimum Distributions Programs.

DISTRIBUTION OF THE CONTRACT

     Subject to arrangements with American National, the Contract is sold as part of a continuous offering by independent broker-dealers who are members of the National Association of Security Dealers, Inc., and who become licensed to sell life insurance and variable annuities for American National. Pursuant to a Distribution and Administrative Services Agreement, Securities Management and Research, Inc. ("SM&R") acts as the principal underwriter on behalf of American National for distribution of the Contract. Under the Agreement, SM&R is to use commercially reasonable efforts to sell the Contract through registered representatives. In connection with these sales activities SM&R is responsible for:

          . compliance with the requirements of any applicable state broker-dealer regulations and the Securities Exchange Act of 1934,

          . keeping correct records and books of account in accordance with Rules 17a-3 and 17a-4 of the Securities Exchange Act,

          . training agents of American National for the sale of Contracts, and

          . forwarding all purchase payments under the Contracts directly to American National.

SM&R is not entitled to any renumeration for its services as underwriter under the Distribution and Administrative Services Agreement; however, SM&R is entitled to reimbursement for all reasonable expenses incurred in connection with its duties as underwriter.

     The sum of surrender charges under a Contract will never exceed 8.5% of Purchase Payments.

TAX MATTERS

     Diversification Requirements. The Code requires that the investments underlying a separate account be "adequately diversified" in order for annuity contracts to be treated as annuity contracts for federal income tax purposes. We intend that the Separate Account, through the Eligible Portfolios, will satisfy these diversification requirements.

     In certain circumstances, owners of variable annuity contracts may be considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners would be currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a Contractowner to allocate premium payments and transfer Accumulation Value, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Contractowners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent a Contractowner from being treated as the owner of the Separate Account assets supporting a Contract.

     Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, each non-qualified deferred annuity contract must provide that:

     (i) if a Contractowner dies on or after the Annuity Date but before the entire interest in the Contract has been distributed, the remaining interest in the Contract will be distributed at least as rapidly as under the distribution method that was used immediately before the Contractowner died; and

         (ii) if a Contractowner dies before the Annuity Date, the entire interest in the Contract will be distributed within five years after the Contractowner dies.

     These requirements are considered satisfied as to any portion of the Contractowner's interest that is (i) payable as annuity payments which begin within one year of the Contractowner's death, and (ii) which are made over the life of the Beneficiary or over a period not extending beyond the Beneficiary's life expectancy.

     If the Beneficiary is the surviving spouse of the Contractowner, the Contract may be continued with the surviving spouse as the new Contractowner and no distribution is required.

     Other rules may apply to Qualified Contracts.

RECORDS AND REPORTS

     Reports concerning each Contract will be sent annually to each Contractowner. Contractowners will additionally receive annual and semiannual reports concerning the underlying funds and annual reports concerning the Separate Account. Contractowners will also receive confirmations of receipt of purchase payments, changes in allocation of purchase payments and transfer of Accumulation Units and Annuity Units.

PERFORMANCE

     Performance information for any subaccount may be compared, in reports and advertising to:

          .    the Standard & Poor's 500 Composite Stock Price Index ("S & P
               500"),

          .    Dow Jones Industrial Average ("DJIA"),

          .    Donoghue's Money Market Institutional Averages;

          . other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Lehman-Brothers, Morningstar, or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets, and

          . the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a contact.

Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

     Total returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including:

          . the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Series or by rating services, companies, publications or other persons who rank separate accounts or other investment products on overall performance or other criteria, and

          . the effect of tax deferred compounding on a subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

TOTAL RETURN

     Total Return quoted in advertising reflects all aspects of a subaccount's return, including the automatic reinvestment by the Separate Account of all distributions and any change in the subaccount's value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Subaccount over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the subaccount's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a subaccount.

     Average annual total returns are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula:

          P(1+T)/n/ = ERV

where P is a hypothetical investment payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the periods shown. Since the Contract is intended as a long-term product, the average annual total returns assume that no money was withdrawn from the Contract prior to the end of the period.

     In addition to average annual returns, the subaccounts may advertise unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period.

     From time to time, sales literature or advertisements may also quote average annual total returns for periods prior to the date the Separate Account commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the Eligible Portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the Eligible Portfolios, with the level of Contract charges currently in effect.

OTHER TOTAL RETURN

     From time to time, sales literature or advertisements may also quote average annual total returns that do not reflect the Surrender Charge. These are calculated in exactly the same way as the average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered. Sales literature or advertisements may also quote average annual total returns for periods prior to the date the Separate Account commenced operations, calculated based on the performance of the Eligible Portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the Eligible Portfolios, with the level of Contract charges currently in effect except for the Surrender Charge.

YIELDS

     Some subaccounts may also advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the subaccount over a stated period of time, not taking into account capital gains or losses.

Yields are annualized and stated as a percentage. Yields do not reflect the impact of any contingent deferred sales load. Yields quoted in advertising may be based on historical seven day periods. Current yield for the American National Money Market subaccount will reflect the income generated by a Subaccount over a 7-day period. Current yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical account having one Accumulation Unit at the beginning of the period and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The resulting yield figure will be carried to the nearest hundredth of a percent. Effective yield for the American National Money Market subaccount is calculated in a similar manner to current yield except that investment income is assumed to be reinvested throughout the year at the 7-day rate. Effective yield is obtained by taking the base period returns as computed above, and then compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting one from the result, according to the formula

          Effective Yield = [(Base Period Return +1)/365/7/] - 1.

Since the reinvestment of income is assumed in the calculation of effective yield, it will generally be higher than current yield.

     A 30-day yield for bond subaccounts will reflect the income generated by a subaccount over a 30-day period. Yield will be computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Accumulation Unit on the last day of the period, according to the following formula:

          Yield = 2[((a - b)/cd + 1)/6/ - 1]

where a = net investment income earned by the applicable portfolio, b = expenses for the period including expenses charged to the contract owner accounts, c = the average daily number of Accumulation Units outstanding during the period, and d = the maximum offering price per Accumulation Unit on the last day of the period.

STATE LAW DIFFERENCES

     Differences in state laws may require American National to offer a Contract in one or more states which is more favorable to a Contractowner than that offered in other states.

SEPARATE ACCOUNT

     The Separate Account will purchase and redeem shares of the Eligible Portfolios at net asset value. The net asset value of a share is equal to the total assets of the portfolio less the total liabilities of the portfolio divided by the number of shares outstanding.

     American National will redeem shares in the Eligible Portfolios as needed to:

          .    collect charges,

          .    pay the surrenders,

          .    secure Policy loans,

          .    provide benefits, or

          . transfer assets from one subaccount to another, or to the Fixed Account.

     Any dividend or capital gain distribution received from an Eligible Portfolio will be reinvested immediately at net asset value in shares of that Eligible Portfolio and retained as assets of the corresponding subaccount.

     The Separate Account may include other subaccounts that are not available under the Policy. American National may from time to time discontinue the availability of some of the subaccounts. If the availability of a subaccount is discontinued, American National may redeem any shares in the corresponding Eligible Portfolio and substitute shares of another registered, open-end management company.

     American National may also establish additional subaccounts. Each new subaccount would correspond to a portfolio of a registered, open-end management company. American National would establish the terms upon which existing Policyowners could purchase shares in such portfolios.

     If any of these substitutions or changes are made, American National may change the Policy by sending an endorsement. American National may:

          .    operate the Separate Account as a management company,

          . de-register the Separate Account if registration is no longer required,

          .    combine the Separate Account with other separate accounts,

          . restrict or eliminate any voting rights associated with the Separate Account, or

          . transfer the assets of the Separate Account relating to the Contracts to another separate account.

     American National would, of course, not make any changes to the menu of Eligible Portfolios or to the Separate Account without complying with applicable laws and regulations. Such laws and regulations may require notice to and approval from the Contractowners, the SEC and state insurance regulatory authorities.

TERMINATION OF PARTICIPATION AGREEMENTS

     The participation agreements pursuant to which the Funds sell their shares to the Variable Account contain varying provisions regarding termination. The following generally summarizes those provisions:

THE FIDELITY FUNDS

     All participation agreements for the Fidelity Funds provide for termination:

          .    upon sixty days advance written notice by any party,


          . by American National with respect to any Fidelity Portfolio if American National determines that shares of such Fidelity Portfolio are not reasonably available to meet the requirements of the Contracts,

          . by American National with respect to any Fidelity Portfolio if any of the shares of such Fidelity Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts,

          . by American National with respect to any Fidelity Portfolio if such Fidelity Portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Internal Revenue Code (the "Code"), or if American National reasonably believes the Fidelity Funds may fail to so qualify,

          . by American National with respect to any Fidelity Portfolio if such Fidelity Portfolio fails to meet the diversification requirements specified in the Fidelity participation agreement,

          . by the Fidelity Funds or the underwriter, upon a determination by either, that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

          . by American National upon a determination by American National that either the Fidelity Funds or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

          . by the Fidelity Funds or the underwriter forty-five days after American National gives the Fidelity Funds and the underwriter written notice of American National's intention to make another investment company available as a funding vehicle for the Contracts, if at the time such notice was given, no other notice of termination of the Fidelity participation agreement was then outstanding, or

          . upon a determination that a material irreconcilable conflict exists between the interests of the Contractowners and other investors in the Fidelity Funds or between American National's interests in the Fidelity Funds and the interests of other insurance companies invested in the Fidelity Funds.

THE VAN ECK FUND

          This participation agreement provides for termination:

               .    upon sixty days advance written notice by any party,

               . by American National with respect to any Van Eck Portfolio if American National determines that shares of such Van Eck Portfolio are not reasonably available to meet the requirements of the Contracts,

               . by American National with respect to any Van Eck Portfolio if any of the shares of such Van Eck Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts,

               . by American National with respect to any Van Eck Portfolio if such Van Eck Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code, or if American National reasonably believes the Van Eck Fund will fail to so qualify,

               . by American National with respect to any Van Eck Portfolio if such Van Eck Portfolio fails to meet the diversification requirements specified in the Van Eck participation agreement,

               . by the Van Eck Fund or the underwriter, upon a determination by either, that American National or its affiliated companies has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

               . by American National upon a determination by American National that either the Van Eck Fund or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

               . by the Van Eck Fund or the underwriter forty-five days after American National gives the Van Eck Fund and the underwriter written notice of American National's intention to make another investment company available as a funding vehicle for the Contracts, if at the time such notice was given, no other notice of termination of the Van Eck participation agreement was then outstanding, or

               . upon a determination that a material irreconcilable conflict exits between the interests of the Contractowners and other investors or between American National's interests in the Van Eck Fund and the interests of other insurance companies invested in the Van Eck Fund.

THE T. ROWE PRICE FUNDS

     This participation agreement provides for termination:

               .    upon six months advance written notice by any party,

               . by American National with respect to any T. Rowe Price Portfolio if American National determines that shares of such T. Rowe Price Portfolio are not reasonably available to meet the requirements of the Contracts,

               . by American National with respect to any T. Rowe Price Portfolio if any of the shares of such T. Rowe Price Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts,

               . by the T. Rowe Price Funds or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National's duties under the T. Rowe Price participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of T. Rowe Price Funds shares, if the T. Rowe Price Funds or the underwriter determines that such proceedings will have a material adverse effect on American National's ability to perform under the T. Rowe Price participation agreement,

               . by American National upon the institution of formal proceedings against the T. Rowe Price Funds or the underwriter by the SEC, NASD, or any other regulatory body, if American National determines that such proceedings will have a material adverse effect upon the ability of the T. Rowe Price Funds or the underwriter to perform its obligations under the T. Rowe Price participation agreement,

               . by American National with respect to any T. Rowe Price Portfolio if such T. Rowe Price Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code, or if American National reasonably believes the T. Rowe Price Funds may fail to so qualify,

               . by American National with respect to any T. Rowe Price Portfolio if such T. Rowe Price Portfolio fails to meet the diversification requirements specified in the T. Rowe Price participation agreement, or American National reasonably believes the T. Rowe Price Portfolio may fail to so comply,

               . by the T. Rowe Price Funds or the underwriter, upon a determination by either, that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

               . by American National upon a determination by American National that either the T. Rowe Price

                    Funds or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

               . by the T. Rowe Price Funds or the underwriter sixty days after American National gives the T. Rowe Price Funds and the underwriter written notice of American National's intention to make another investment company available as a funding vehicle for the Contracts if at the time such notice was given, no other notice of termination of the T. Rowe Price participation agreement was then outstanding,

               . upon a determination that a material irreconcilable conflict exists between the Contractowners and other investors in the
                    T. Rowe Price Funds or between American National's interests in the T. Rowe Price Funds and interests of other insurance companies invested in the T. Rowe Price Funds.

THE FEDERATED FUND

     This participation agreement provides for termination:

               . upon one hundred eighty days advance written notice by any party

               . at American National's option if American National determines that shares of the Federated Portfolios are not reasonably available to meet the requirements of the Contracts

               . at the option of the Federated Fund or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National's duties under the Federated participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of Federated Fund shares,

               . at American National's option upon the institution of formal proceedings against the Federated Fund or the underwriter by the SEC, NASD, or any other regulatory body,

               . upon a requisite vote of the Contractowners to substitute shares of another fund for shares of the Federated Fund,

               . if any of the shares of a Federated Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts,

               . by any party upon a determination by the Federated Fund that an irreconcilable conflict exists between the Contractowners and other investors in the Federated Fund or between American National's interests in the Federated Fund and the interests of other insurance companies invested in the Federated Fund,

               . at American National's option if the Federated Fund or a Federated Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code, or

               . at American National's option if the Federated Fund or a Federated Portfolio fails to meet the diversification requirements specified in the Federated participation agreement.

THE LAZARD FUND

     This participation agreement provides for termination:

          . upon one hundred eighty days advance written notice by any party, unless a shorter period is agreed upon by the parties

          . at American National's option if shares of any Lazard Portfolio are not reasonably available to meet the requirements of the Contracts or are not "appropriate funding vehicles" for the Contracts, as determined by American National,

          . at American National's option upon the institution of formal proceedings against the Lazard Fund or the underwriter by the SEC, NASD, or any other regulatory body, if American National determines that such proceedings will have a material adverse effect upon the Lazard Fund's ability to perform its obligations under the Lazard participation agreement

          . at the option of the Lazard Fund upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body if the Lazard Fund determines that such proceedings will have a material adverse effect on American National's ability to perform under the Lazard participation agreement,

          . at the option of the Lazard Fund upon a determination by the Lazard Fund that American National has suffered a material adverse change in its business or financial condition or is the subject of material adverse publicity and such change or publicity is likely to have a material adverse impact on the business and operation of American National, if, after the expiration of sixty days written notice of such determination, American National has not cured the situation to the satisfaction of the Lazard Fund,

          . at American National's option upon a determination by American National that the Lazard Fund has suffered a material adverse change in its business or financial condition or is the subject of material adverse publicity and such change or publicity is likely to have a material adverse impact on the business and operation of the Lazard Fund, if, after the expiration of sixty days written notice of such determination, the Lazard Fund has not cured the situation to the satisfaction of American National,

          . upon the termination of the Investment Management Agreement between the Lazard Fund and its investment advisor, unless American National specifically approves selection of a new investment advisor, or upon the sale, acquisition or change of control of the investment advisor,

          . if any of the shares of a Lazard Portfolio are not registered, issued, or sold in accordance with applicable federal law, or such law precludes the use of such shares as the underlying investment media of the Contracts,

          . at the option of the Lazard Fund upon a determination by the Lazard Fund's Board of Trustees that it is no longer in the best interest of the shareholders for the Lazard Fund to operate under the Lazard participation agreement,

          . at the option of the Lazard Fund if the Contracts cease to qualify as annuity contracts or life insurance policies under the Code, or the Lazard Fund reasonably believes the Contracts may fail to so qualify,

          . at the option of either party upon one party's breach of a material provision of the Lazard participation agreement, which breach has not been cured to the satisfaction of the non-breaching party within ten days after receipt of written notice of the breach,

          . at the Lazard Fund's option if the Contracts are not registered, issued, or sold in accordance with applicable federal or state law,

          . upon assignment of the Lazard participation agreement, unless made with the written consent of the non-assigning party,

          . at the option of either party upon a determination by a majority of the Trustees of the Lazard Fund that an irreconcilable conflict exists between the interests of the Contractowners and other investors in the Lazard Fund or between American National's interests in the Lazard Fund and the interests of other insurance companies invested in the Lazard Fund, or

          . upon a requisite vote of the Contractowners, or obtaining a SEC order or no-action letter, to substitute the shares of another fund for the shares of one or more Lazard Portfolios upon 60 days written notice to the Lazard Fund.

THE MFS FUND

     This participation agreement provides for termination:

          .    upon six months advance written notice by any party

          . at American National's option to the extent the shares of any MFS Portfolio are not reasonably available to meet the requirements of the Contracts or are not "appropriate funding vehicles" for the Contracts, as determined by American National

          . at the option of the MFS Fund or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National's duties under the MFS participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of shares of the MFS Fund,

          . at American National's option upon the institution of formal proceedings against the MFS Fund by the SEC, NASD, or any other regulatory body regarding the MFS Fund's or the underwriter's duties under the MFS participation agreement or related to the sale of shares of the MFS Fund

          . at the option of any party upon receipt of any necessary regulatory approvals or the vote of the Contractowners to substitute shares of another fund for the shares of the MFS Fund, provided American National gives the MFS Fund and the underwriter thirty days advance written notice of any proposed vote or other action taken to replace the shares of the MFS Fund

          . by the MFS Fund or the underwriter upon a determination by either that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity

          . by American National upon a determination by American National that the MFS Fund or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity

          . at the option of any party, upon another party's material breach of any provision of the MFS participation agreement, or

          . upon assignment of the MFS participation agreement, unless made with the written consent of the parties to the MFS participation agreement.

                             FINANCIAL STATEMENTS

     The financial statements of American National should be considered only as bearing on the ability of American National to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.


[financial statement to be added in subsequent amendment]

                            PART C ITEM AND CAPTION


Items 24. Financial Statements and Exhibits.


     (a)  Financial Statements  FINANCIAL STATEMENTS and FINANCIAL STATEMENT
                                SCHEDULES sections of Statement of Additional Information

     (b)  Exhibits


     Exhibit "1" -              Copy of the resolutions of the Board of
                                Directors of the Depositor authorizing the establishment of the Registrant (incorporated herein by reference to the Registrant's initial registration statement filed with the Securities and Exchange Commission on August 21, 1996)

     Exhibit "2" -              Not applicable

     Exhibit "3" -              Distribution and Administrative Services
                                Agreement (incorporated herein by reference to the Registrant's initial registration statement filed with the Securities and Exchange
                                Commission on August 21, 1996)

     Exhibit "4" -              Form of each variable annuity contract
                                (incorporated herein by reference to the Registrant's pre-effective amendment number one filed with the Securities and Exchange
                                Commission on July 2, 1997)

     Exhibit "5" -              Form of application used with any variable
                                annuity contract (incorporated herein by reference to the Registrant's pre-effective amendment number one filed with the Securities and Exchange Commission on July 2, 1997)

     Exhibit "6a" -             Copy of the Articles of Incorporation of the
                                Depositor (incorporated herein by reference to the Registrant's initial registration statement filed with the Securities and Exchange
                                Commission on August 21, 1996)

     Exhibit "6b" -             Copy of the By-laws of the Depositor
                                (incorporated herein by reference to the Registrant's initial registration statement filed with the Securities and Exchange
                                Commission on August 21, 1996)

     Exhibit "7" -              Not applicable

     Exhibit "8a"               Form of American National Investment Account,
                                Inc. Participation Agreement (incorporated herein by reference to the Registrant's initial registration statement filed with the Securities and Exchange Commission on August 21, 1996)

     Exhibit "8b"               Form of Variable Insurance Products Fund
                                Participation Agreement (incorporated herein by reference to the Registrant's initial registration statement filed with the Securities and Exchange Commission on August 21, 1996)

     Exhibit "8c"               Form of Variable Insurance Products Fund II
                                Participation Agreement (incorporated herein by reference to the Registrant's initial registration statement filed with the Securities and Exchange Commission on August 21, 1996)

     Exhibit "8d"               Form of Variable Insurance Products Fund III
                                Participation Agreement

     Exhibit "8e"               Form of Lazard Retirement Series, Inc. Fund
                                Participation Agreement (incorporated herein by reference to the Registrant's initial registration statement filed with the Securities and Exchange Commission on August 21, 1996)

     Exhibit "8f"               Form of Van Eck Worldwide Insurance Trust
                                Participation Agreement (incorporated herein by reference to the Registrant's initial registration statement filed with the Securities and Exchange Commission on August 21, 1996)

     Exhibit "8g"               Form of T. Rowe Price International Series, Inc.
                                T. Rowe Price Equity Series, Inc., and T. Rowe
                                Price Fixed Income Series, Inc. (incorporated herein by reference to the Registrant's initial registration statement filed with the Securities and Exchange Commission on August 21, 1996)

     Exhibit "8h"               Form of MFS Variable Insurance Trust
                                Participation Agreement (incorporated herein by reference to the Registrant's initial registration statement filed with the Securities and Exchange Commission on August 21, 1996)

     Exhibit "8i"               Form of Federated Insurance Series Fund
                                Participation Agreement (incorporated herein by reference to the Registrant's initial registration statement filed with the Securities and Exchange Commission on August 21, 1996)

     Exhibit "9" -              An opinion of counsel and consent to its use as
                                to the legality of the securities being
                                registered, indicating whether they will be legally issued and will represent binding obligations of the depositor (to be filed in a subsequent post-effective amendment)

     Exhibit "10" -             Consent of independent accountants (to be filed
                                in a subsequent post-effective amendment)

     Exhibit "11" -             Not applicable

     Exhibit "12" -             Not applicable

     Exhibit "13" -             Not applicable

     Exhibit "14" -             Control chart of Depositor (to be filed in a
                                subsequent post-effective amendment)

     Exhibit "27" -             Financial data schedule (to be filed in a
                                subsequent post-effective amendment


Item 25. Directors and Officers of the Depositor.


Directors
---------


Name                           Business Address
----                           ----------------


G. Richard Ferdinandtsen      American National Insurance Company
                                   One Moody Plaza
                                   Galveston, Texas 77550
Irwin M. Herz, Jr.            Greer, Herz & Adams, L.L.P.
                                   One Moody Plaza, 18th Floor

                                   Galveston, Texas 77550

R. Eugene Lucas               Gal-Tex Hotel Corporation
                                   2302 Postoffice, Suite 504
                                   Galveston, Texas 77550

E. Douglas McLeod             The Moody Foundation
                                   2302 Postoffice, Suite 704
                                   Galveston, Texas 77550

Frances Anne Moody            7031 Inwood
                                   Dallas, Texas 75209

Robert L. Moody               2302 Postoffice, Suite 702
                                   Galveston, Texas 77550

Russell S. Moody              6016 Mount Bonnell Hollow
                                   Austin, Texas 78731

W.L. Moody, IV                2302 Postoffice, Suite 502
                                   Galveston, Texas 77550

Joe Max Taylor                Galveston County Sheriff's Department
                                   715 19th Street
                                   Galveston, Texas 77550

Officers
--------

     The principal business address of the officers, unless indicated otherwise in the "Directors" section, or unless indicated by an asterisk (*), is American National Insurance Company, One Moody Plaza, Galveston, Texas 77550. Those officers with an asterisk by their names have a principal business address of 2450 South Shore Boulevard, League City, Texas 77573.

Name                Office
--------------------------

R.L. Moody          Chairman of the Board, President and Chief Executive Officer

G.R. Ferdinandtsen  Senior Executive Vice President and Chief Operating Officer

D.A. Behrens        Executive Vice President, Independent Marketing

R.A. Fruend         Executive Vice President, Director of Multiple Line
                    Marketing

B.J. Garrison       Executive Vice President, Director of Home Service Division

M.W. McCroskey *    Executive Vice President, Investments

J.E. Pozzi          Executive Vice President, Independent Marketing

R.J. Welch          Executive Vice President and Chief Actuary

C.H. Addison        Senior Vice President, Systems Planning and Computing

A.L. Amato, Jr.     Senior Vice President, Life Policy Administration

G.C. Langley        Senior Vice President, Human Resources

S.E. Pavlicek       Senior Vice President and Controller

S.H. Schouweiler    Senior Vice President, Health Insurance Operations

J.R. Thomason       Senior Vice President, Credit Insurance Services

G.W. Tolman         Senior Vice President, Corporate Affairs

V.E. Soler, Jr.     Vice President, Secretary & Treasurer

J.J. Antkowiak      Vice President, Director of Computing Services

D.M. Azur           Vice President, Claims

D. D. Brichler *    Vice President, Mortgage Loan Production

F.V. Broll, Jr.     Vice President & Actuary

W.F. Carlton        Vice President & Assistant Controller, Financial Reports

R.T. Crawford       Vice President & Assistant Controller, General Accounting

G.C. Crume          Vice President, Independent Marketing

D.A. Culp           Vice President, Independent Marketing

G.D. Dixon *        Vice President, Stocks

F.J. Gerren         Vice President, Independent Marketing

J.F. Grant, Jr.     Vice President, Group Actuary

R.D. Hemme          Vice President and Actuary

M.E. Hogan          Vice President, Credit Insurance Operations

C.J. Jones          Vice President, Health Underwriting & New Business

D.D. Judy           Vice President, Financial Marketing

Dr. H.B. Kelso, Jr. Vice President & Medical Director

G.W. Kirkham        Vice President, Director of Planning and Support

D.D. Lagrone        Vice President, Home Office Services

George A. Macke     Vice President, General Auditor

G.W. Marchand       Vice President, Life Underwriting

R.G. McCrary        Vice President, Application Development Division

D.N. McDaniel       Vice President, Home Service Administration

J.W. Pangburn       Independent Marketing

E.B. Pavelka        Vice President, Life Premium Accounting & Policy Service

W.T. Porter         Vice President, Chief Marketing Officer, Health Operations

R.A. Price          Vice President, Director of Training and Market Development

J.C. Shank          Vice President, Health Actuary

G.A. Sparks, Sr.    Vice President, Director of Field Services

W.H. Watson III     Vice President, Health Actuary

G.W. Williamson     Vice President, Assistant Director, Home Service Division

P. Barber           Asst. Vice President, Human Resources

S.F. Brast *        Asst. Vice President, Real Estate Manager

J.J. Cantu          Asst. Vice President and Illustration Actuary

J. R. Cramer        Asst. Vice President, Health Claims

J.D. Ferguson       Asst. Vice President, Creative Services

J.M. Flippin        Asst. Vice President; Director, Life Marketing

D.S. Fuentes        Asst. Vice President, Director of Group Claims

D.M. Jensen         Asst. Vice President, Director of Marketing

K.E. Johnston       Asst. Vice President, Asst. Director of Financial Marketing

K.J. Juneau         Asst. Vice President, Director, Agency Systems

P.E. Kennedy        Asst. Vice President, Human Resources

D. Knowles          Asst. Vice President, Director of Marketing/Agency Support

C.A. Kratz          Asst. Vice President, Human Resources

C.H. Lee            Asst. Vice President and Actuary

D.L. Leining        Asst. Vice President, Life Underwriting

M.S. Nimmons        Asst. Vice President; Associate General Auditor, Home Office

R.J. Ostermayer     Asst. Vice President, Director of Group Quality Assurance

M.C. Paetz          Asst. Vice President, Director of Group Underwriting

J.J. Rooney         Asst. Vice President, Group Legal/Audit

G.A. Schillaci      Asst. Vice President & Actuary

M.J. Soler          Asst. Vice President, Health Marketing Administration

C.E. Tipton         Asst. Vice President & Assistant Actuary

D.G. Trevino        Asst. Vice President, Director, Computing Services

J.A. Tyra           Asst. Vice President, Life Insurance Systems

M.L. Waugh, Jr.     Asst. Vice President, Claims

R.M. Williams       Life Product Actuary

J.E. Cernosek       Asst. Secretary

V.J. Krc            Asst. Treasurer

Item 26. Persons Controlled by or Under Common Control with Depositor of Registrant.

     Exhibit "14" - control chart of depositor (to be filed in a subsequent post-effective amendment)

Item 27.  Number of Contractowners.

     As of March 31, 1999, the Registrant had ___ Contractowners of the Flexible Purchase Payment Deferred Annuity Contracts, ___ Contractowners of the Single Premium Immediate Annuity Contracts, and ___ Contractowners of the Group Unallocated Annuity Contracts.

Item 28.  Indemnification.

     The following provision is in the Distribution and Administrative Services
Agreement:


             "American National agrees to indemnify SM&R for any liability that SM&R may incur to a Contractowner or party-in-interest under a Contract (i) arising out of any act or omission in the course of, or in connection with, rendering services under this Agreement, or
             (ii) arising out of the purchase, retention or surrender of a Contract; provided, however, that American National will not
                       --------  -------
             indemnify SM&R for any such liability that results from the willful misfeasance, bad faith or gross negligence of SM&R, or from the reckless disregard, by SM&R, of its duties and obligations arising under this

             Agreement."

     The officers and directors of American National are indemnified by American National in the American National By-Laws for liability incurred by reason of the officer and directors serving in such capacity. This indemnification would cover liability arising out of the variable annuity sales of American National

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters.

     (a) SM&R Equity Funds consisting of SM&R Growth Fund, Inc., SM&R Equity Income Fund, Inc. and SM&R Balanced Fund, Inc.; SM&R Investments, Inc. consisting of SM&R Government Bond Fund, SM&R Tax Free Fund, SM&R Primary Fund and SM&R Money Market Fund; American National Investment Accounts, Inc.

     (b) The Registrant's principal underwriter is Securities Management and Research, Inc. The following are the officers and directors of Securities Management and Research, Inc.

                                                                   Principal Business
Name                                 Position                           Address
----------------------------------------------------------------------------------------------
Gordon D. Dixon             Director,                   Securities Management
                            Senior Vice President       and Research, Inc.
                            and Chief                   2450 South Shore Boulevard
                            Investment                  League City, Texas 77573
                            Officer

Robert A. Fruend, C.L.U.    Director                    American National
                                                         Insurance Company
                                                        One Moody Plaza
                                                        Galveston, Texas 77550

R. Eugene Lucas             Director                    Gal-Tenn Hotel Corporation
                                                        504 Moody National Bank
                                                         Tower
                                                        Galveston, Texas 77550

Michael W. McCroskey        Director,                   Securities Management
                            President                    and Research, Inc.
                            and Chief                   2450 South Shore Boulevard
                            Executive                   League City, Texas 77573
                            Officer

Ronald J. Welch             Director                    American National
                                                         Insurance Company
                                                        One Moody Plaza
                                                        Galveston, Texas 77550

William J. Kearns, Jr.      Senior Vice President       Securities Management and Research, Inc.
                                                        2450 South Shore Boulevard
                                                        League City, Texas 77573

K. David Wheeler            Senior Vice President       Securities Management and Research, Inc.
                                                        2450 South Shore Boulevard
                                                        League City, Texas 77573

Teresa E. Axelson           Vice President and          Securities Management and
                            Secretary                   Research, Inc.
                                                        2450 South Shore Boulevard
                                                        League City, Texas 77573

Brenda T. Koelemay          Vice President,             Securities Management and
                            Chief Administrative        Research, Inc.
                            Officer and Chief           2450 South Shore Boulevard
                            Financial Officer           League City, Texas 77573

Emerson V. Unger            Vice President              Securities Management and Research, Inc.
                                                        2450 South Shore Boulevard
                                                        League City, Texas 77573

Sally F. Praker             Assistant Vice              Securities Management and
                            President                   Research, Inc.
                                                        2450 South Shore Boulevard
                                                        League City, Texas 77573

Michele S. Lord             Assistant Vice              Securities Management and
                            President                   Research, Inc.
                                                        2450 South Shore Boulevard
                                                        League City, Texas 77573

     (c) Not Applicable


Item 30. Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained at the offices of American National Insurance Company, One Moody Plaza, Galveston, Texas 77550.

Item 31. Management Services.

     Not Applicable

Item 32. Undertakings.

     (a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes to include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) The Registrant hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

               (i) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b) (11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

               (ii) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b) (11) in any sales literature used in connection with the offer of the contract;

               (iii) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b) (11) to the attention of the potential participants;

               (iv) Obtain from each plan participant who purchases a Section 403 (b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403 (b) (11), and (2) other investment alternatives available under the employer's
                     Section 403 (b) arrangement to which the participant may elect to transfer his contract value.

                                  SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this amended Registration Statement to be signed on its behalf, in the City of Galveston, and the State of Texas on the 25th day of February, 1999.


                                    AMERICAN NATIONAL VARIABLE ANNUITY
                                    SEPARATE ACCOUNT (Registrant)


                                    By:  AMERICAN NATIONAL INSURANCE COMPANY


                                    By: /s/ Robert L. Moody
                                       _________________________________
                                    Robert L. Moody, Chairman of the
                                    Board, President and Chief Executive Officer


                                    AMERICAN NATIONAL INSURANCE COMPANY
                                    (Sponsor)


                                    By: /s/ Robert L. Moody
                                       _________________________________
                                    Robert L. Moody, Chairman of the
                                    Board, President and Chief Executive Officer


ATTEST:

/s/ Vincent E. Soler, Jr.
_______________________________
Vincent E. Soler, Jr.,
Vice President, Secretary and Treasurer

   As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in their capacities and on the dates indicated:

Signature                     Title                              Date
---------                     -----                              ----

/s/ Michael W. McCroskey      Executive Vice President -     February 25, 1999
________________________      Investments
Michael W. McCroskey          (Principal Financial Officer)


/s/ Stephen E. Pavlicek       Senior Vice President and      February 25, 1999
________________________      Controller
Stephen E. Pavlicek           (Principal Accounting Officer)

Signature                     Title                              Date
---------                     -----                              ----

/s/ Robert L. Moody           Chairman of the Board,          February 25, 1999
____________________________  Director, President and Chief
Robert L. Moody               Executive Officer

/s/ G. Richard Ferdinandtsen Director, Senior Executive Vice February 25, 1999 ____________________________ President and Chief Operating
G. Richard Ferdinandtsen      Officer

/s/ Irwin M. Herz, Jr.        Director                        February 25, 1999
____________________________
Irwin M. Herz, Jr.

/s/ R. Eugene Lucas           Director                        February 25, 1999
____________________________
R. Eugene Lucas

                              Director                           ____________
____________________________
E. Douglas McLeod

                              Director                           ____________
____________________________
Frances Anne Moody

                              Director                           ____________
____________________________
Russell S. Moody

/s/ W. L. Moody IV            Director                        February 25, 1999
____________________________
W. L. Moody IV

                              Director                           ____________
____________________________
Joe Max Taylor